As filed with the Securities and Exchange Commission on September 8, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

26888 Almaden Ct., Los Altos, CA 94022
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
26888 Almaden Ct., Los Altos, CA 94022
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2004

Item 1. Report to Stockholders.

marketocracy funds

Annual Report

Masters 100 Fund

June 30, 2004

marketocracy funds

Sign Up for Our Free Masters 100 Fund Tracker!

Updated monthly, this free report details the Fund’s investing trends, including:
Movements between sectors
Sector weightings versus the S&P 500 Index
Sector performance versus the S&P 500 Index

Visit http://funds.marketocracy.com/mof/index.html and sign up today!

Masters 100 Fund

Performance & Portfolio Discussion

Dear Shareholders,

The period since our last report to shareholders has been a difficult one for the Masters 100 Fund1. For the quarter ended June 30, 2004, the Masters 100 Fund returned à8.42%2, compared to an increase of 1.72% for the S&P 500 Index and a gain of 1.24% for the Dow Jones Industrial Average. During the same period, the NASDAQ returned 2.79%.

For the six months ended June 30, 2004, the Masters 100 Fund lost 4.14%, compared to an increase of 3.44% for the S&P 500 Index and a gain of 0.80% for the Dow Jones Industrial Average. The NASDAQ returned 2.43% for the same period.

The Fund fared better for the 12 months (and fiscal year) ended June 30, 2004, returning 20.92% and outperforming the S&P 500 Index by 1.81%, which retuned 19.11% for the same period. The Fund’s one-year return also outperformed the Dow Jones Industrial Average by 2.29%, which retuned 18.63% for the 12 months ended June 30, 2004. The NASDAQ returned 26.78% for the same period.

Performance in the Fund over the fiscal year was bolstered by investments in the Health Care, Energy, and Financials sectors and undercut by investments in the Materials and Information Technology sectors.

The four largest sector weightings at June 30, 2004 were, as a percentage of total net assets, Health Care (24.8%), Information Technology (20.2%), Energy (11.8%) and Consumer Discretionary (10.1%). Among the Fund’s top holdings3 as of the quarter ended June 30, 2004 were Hollis-Eden Pharmaceuticals (0.72% of net assets), Pain Therapeutics (0.68% of net assets) and Axonyx, Inc. (0.65% of net assets).

Compared to the first quarter of this year, we are less bullish on gold mining stocks in Q2. Gold tends to do well when the dollar is weak. The dollar tends to weaken when interest rates are falling. However, now that interest rates are rising, the dollar will tend to get stronger, making gold less attractive going forward.

We see current opportunities in the Energy sector, especially in Oil and Gas Exploration and Production names that we think should benefit from higher oil prices and tight refining capacity. We think companies with upstream production outside of the Middle East may provide a good hedge against terrorist actions in Saudi Arabia and Iraq as they will benefit from the resulting increase in oil prices.

Another sector in which we continue to see opportunities is Health Care. Growth in this sector is driven by demographics, not interest rates. As much as we dislike it, no matter what happens to interest rates, we will all get older. Health Care spending should also be relatively unaffected by the election or terrorist activity,

As we continue to search out investment opportunities in the market, we thank you for investing in the Masters 100 Fund and hope to discuss better results in our next report to shareholders.

Sincerely,
Ken Kam
Portfolio Manager

1. The Fund’s inception date was November 5, 2001.
2. Returns assume reinvestment of dividends and distributions. Performance data quoted represents past performance. To obtain performance data current to the most recent month-end, please call (888) 884-8482.
3. Portfolio holdings subject to change.

Annual Report - 1

marketocracy funds

Performance Summary

	CUMULATIVE RETURNS				AVG ANNUAL RETURNS
(As of June 30, 2004)	3 MOS	YTD	1 YEAR	INCEPT [1]	1 YEAR	INCEPT [1]
Masters 100 Fund	-8.43%	-4.14%	20.92%	33.68%	20.92%	11.56%

MARKET INDICES

DJIA [2]	1.24%	0.80%	18.63%	17.11%	18.63%	6.13%

S&P 500 [3]	1.72%	3.44%	19.11%	8.26%	19.11%	3.04%

NASDAQ [4]	2.79%	2.43%	26.78%	15.51%	26.78%	5.58%

1. The Masters 100 Fund’s inception date was November 5, 2001.
2. Dow Jones Industrial Average is a price-weighted average of 30 selected blue-chip stocks.
3. Standard & Poors 500 Index is comprised of 500 selected common stocks, most of which are listed on the York Stock Exchange.
4. NASDAQ Composite Index is a broad-based capitalization-weighted of all NASDAQ (National Market & Small-Cap) stocks.

The above indices are unmanaged and cannot be invested in directly.

Returns assume reinvestment of dividends and distributions. Performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please call (888) 884-8482.

Additionally, the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Principal risks associated with an investment in the Fund include Stock Selection risk, Small and Medium Companies risk, Foreign Investment risk, and Internet Reliance risk. The Fund can invest in small and medium sized companies, which are often more volatile and less liquid than larger, more established companies and therefore increase the volatility of the Fund’s portfolio. The strategies used by the Fund’s investment adviser in selecting Fund’s portfolio may not always be successful. The investments may decline in value or not increase in value when the stock market in general is rising. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation. Operation of Marketocracy.com’s website depends on the continued availability of the Internet, both short- and long-term. Significant failures of the Internet could lead to interruptions or delays in the Fund’s investment adviser’s ability to manage the Fund’s portfolio. The m100 group, upon which the Masters 100 Fund’s portfolio manager relies in managing the Fund, is comprised of individuals who may be amateur investors, not investment professionals, and are not employees of the Fund or its advisor. Their track records are based on the performance of a simulated stock portfolio on the website www.marketocracy.com.

Marketocracy Funds advises investors to carefully consider the investment objectives, risks, and charges and expenses associated with the Fund prior to investing. The Fund’s prospectus contains this and other information about the Fund. To obtain a prospectus containing more complete information about the Fund, including fees and expenses, please call (888) 884-8482, or visit: http://funds.marketocracy.com/mof/prospectus.html. Please read the prospectus carefully before investing.

Distributor: Rafferty Capital Markets, LLC

2- Annual Report

Masters 100 Fund

Fund Holdings*by Sector**

* Portfolio holdings subject to change
** Percent of Total Net Assets.
*** Cash net of liabilities in excess of other assets

Growth of $10,000

Annual Report - 3

marketocracy funds

This Page Is Intentionally Blank.

4- Annual Report

FINACIAL STATEMENTS

MASTERS 100 FUND

Financial Statements as of June 30, 2004
Portfolio of Investments
Statement of Assets & Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Financial Notes
Report of Independent Registered Public Accounting Firm
Trustees & Officers

Annual Report - 5

marketocracy funds

Portfolio of Investments
June 30, 2004

		Shares	Value
COMMON STOCKS - 91.8%		$72,497,303
(Cost $68,358,549)

CONSUMER DISCRECTIONARY - 10.1%			8,013,922
FLWS	1-800-FLOWERS.COM - CL A*	1,200	9,768
AMM	ADVANTAGE MARKETING SYSTEMS *	1,600	9,808
ARO	AEROPOSTALE *	700	18,837
ATAC	AFTERMARKET TECH *	600	9,900
AIRM	AIR METHODS *	1,300	11,258
ALDA	ALDILA	3,330	41,325
SEMI	ALL AMERICAN SEMICONDUCTOR *	4,700	43,748
AGI	ALLIANCE GAMING *	1,900	32,604
APT	ALPHA PRO TECH *	400	724
AMTY	AMERITYRE CORPORATION*	7,700	76,615
ANN	ANN TAYLOR STORES *	4,700	136,206
APPB	APPLEBEES	500	11,510
ASHW	ASHWORTH *	776	6,449
BFT	BALLY TOTAL FITNESS*	4,365	21,825
BSET	BASSETT FURNITURE	926	20,150
BEBE	BEBE STORES *	1,000	20,000
BBY	BEST BUY	900	45,666
BL	BLAIR	2,646	76,469
BFLY	BLUEFLY *	1,000	2,150
BONT	BON-TON STORES	2,300	33,718
BAMM	BOOKS A MILLION *	18,600	109,926
FOB	BOYDS COLLECTION *	1,100	3,652
CBA	BRILLIANCE CHINA AUTOMOTIVE - ADR	1,000	29,450
BKST	BROOKSTONE *	550	11,027
BMHC	BUILDING MATERIAL HOLDING	5,600	106,008
CVC	CABLEVISION SYSTEMS *	2,000	39,300
CACH	CACHE *	700	9,457
KMX	CARMAX *	1,700	37,179
CSV	CARRIAGE SERVICES*	18,000	90,720
CNTY	CENTURY CASINOS *	6,655	36,270
CMPP	CHAMPPS ENTERTAINMENT *	1,620	13,381
CTHR	CHARLES & COLVARD *	5,700	34,542
CHIC	CHARLOTTE RUSSE HOLDING *	600	12,828
CHRS	CHARMING SHOPPES *	7,900	70,547
CHTR	CHARTER COMMUNICATIONS - CL A*	1,600	6,272
CHS	CHICO’S FAS *	400	18,064
PLCE	CHILDRENS PLACE *	300	7,056
CBK	CHRISTOPHER & BANKS	1,400	24,794
CLE	CLAIRE’S STORES	1,300	28,210

6- Annual Report

Masters 100 Fund

CNXS	CNS	3,900	39,121
COH	COACH *	2,400	108,456
COA	COACHMEN INDUSTRIES	1,400	22,386
COCA	COASTCAST CORPORATION *	10,500	22,890
COLM	COLUMBIA SPORTSWEAR *	500	27,310
LENS	CONCORD CAMERA *	7,100	23,430
COSI	COSI *	14,523	86,702
CULS	COST-U-LESS *	2,400	14,400
CRWN	CROWN MEDIA HOLDINGS *	500	4,260
CAO	CSK AUTO CORPORATION *	900	15,426
CBUK	CUTTER & BUCK	1,300	13,390
DHI	D.R. HORTON	1,600	45,440
DCX	DAIMLERCHRYSLER	400	18,828
DCN	DANA	3,900	76,440
DRI	DARDEN RESTAURANTS	500	10,275
DHB	DHB INDUSTRIES *	19,700	299,046
DKS	DICK’S SPORTING GOODS *	700	23,345
DGIT	DIGITAL GENERATION SYSTEMS *	14,565	21,556
DDS	DILLARD’S - CL A	1,100	24,530
DLTR	DOLLAR TREE STORES *	600	16,458
DHOM	DOMINION HOMES *	3,100	71,610
DVD	DOVER MOTORSPORTS	5,300	21,200
DBRN	DRESS BARN *	300	5,136
EK	EASTMAN KODAK	1,300	35,074
EBAY	EBAY *	1,000	91,950
DISH	ECHOSTAR COMMUNICATIONS *	1,800	55,350
DIET	EDIETS.COM - CL A*	95,030	272,736
MSN	EMERSON RADIO *	3,600	11,268
ENC	ENESCO GROUP *	1,500	13,440
EVC	ENTRAVISION COMMUNICATIONS *	5,700	43,776
ECGI	ENVOY COMMUNICATIONS GROUP *	45,300	27,180
ESCA	ESCALADE	500	11,555
EURO	EUROTRUST - ADR *	4,200	18,396
FTHR	FEATHERLITE *	12,500	100,875
FMXI	FOAMEX INTERNATIONAL *	6,000	29,220
F	FORD MOTOR	2,000	31,300
FORD	FORWARD INDUSTRIES*	9,200	24,196
FPWR	FOUNTAIN POWERBOAT *	1,200	6,046
FOX	FOX ENTERTAINMENT *	1,000	26,700
FRDM	FRIEDMAN’S - CL A (a)	1,700	5,389
GADZQ	GADZOOKS *	600	1,548
GME	GAMESTOP *	6,000	91,320
GM	GENERAL MOTORS	800	37,272

Annual Report - 7

marketocracy funds

GNTX	GENTEX	600	23,808
GT	GOODYEAR TIRE & RUBBER *	3,000	27,270
GDYS	GOODYS FAMILY CLOTHING	6,700	69,479
RC	GRUPO RADIO CENTRO - ADR	10,300	61,182
GSIC	GSI COMMERCE *	700	6,741
GES	GUESS? *	1,100	17,710
GTRC	GUITAR CENTER *	500	22,235
HAST	HASTINGS ENTERTAINMENT *	4,374	40,197
HELE	HELEN OF TROY *	1,300	47,931
HIBB	HIBBETT SPORTING GOODS *	500	13,675
HD	HOME DEPOT	5,700	200,640
HMC	HONDA MOTOR - ADR	5,400	131,328
IMAX	IMAX *	2,600	14,404
INNO	INNOVO GROUP *	8,600	9,804
IASG	INTEGRATED ALARM SERVICES *	900	4,860
IACI	INTERACTIVECORP *	1,900	57,266
INMT	INTERMET	3,000	12,900
IPG	INTERPUBLIC GROUP OF COMPANIES *	1,000	13,730
JAKK	JAKKS PA CIFIC *	3,000	62,370
JOSB	JOSEPH A BANK CLOTHIERS *	900	28,251
KMRT	K MART*	300	21,540
KTO	K2 *	400	6,280
KKD	KRISPY KREME DOUGHNUTS *	1,500	28,635
KSWS	K-SWISS - CL A	2,100	42,441
LAKE	LAKELAND INDUSTRIES *	1,301	31,328
LACO	LAKES ENTERTAINMENT *	400	4,636
LF	LEAPFROG ENTERPRISES *	5,400	107,406
LEG	LEGGETT AND PLATT	300	8,013
LEN	LENNAR	400	17,888
LCUT	LIFETIME HOAN	2,100	47,859
LTD	LIMITED BRANDS	1,010	18,887
LIN	LINENS ‘N THINGS *	2,700	79,137
LGF	LIONS GATE ENTERTAINMENT *	16,600	115,868
STAR	LONE STAR STEAKHOUSE & SALOON	500	13,595
MHO	M/I SCHOTTENSTEIN HOMES	1,500	60,900
MGA	MAGNA INTERNATIONAL	400	34,068
MPX	MARINE PRODUCTS	400	7,420
MSO	MARTHA STEWART LIVING *	1,600	14,400
MVL	MARVEL ENTERPRISES *	4,500	87,840
MC	MATSUSHITA ELECTRIC - ADR	1,400	20,104
MAT	MATTEL	600	10,950
MYG	MAYTAG	400	9,804
MCD	MCDONALD’S	2,500	65,000
MEAD	MEADE INSTRUMENTS *	1,252	3,994
MW	MENS WEARHOUSE *	800	21,112
MIKN	MIKOHN GAMING *	13,524	65,321
NAVR	NAVARRE *	9,788	140,849
NFLX	NETFLIX *	1,200	43,140

8 - Annual Report

Masters 100 Fund

NOOF	NEW FRONTIER MEDIA*	900	7,677
NXTI	NEXT *	122,700	161,964
NSI	NUTRI/SYSTEM *	600	1,020
ONEI	ONEIDA *	3,000	4,860
OSTK	OVERSTOCK.COM *	1,400	54,712
PFCB	P.F. CHANG’S CHINA BISTRO *	400	16,460
PSUN	PACIFIC SUNWEAR *	700	13,699
PSS	PAYLESS SHOESOURCE *	1,000	14,910
PCCC	PC CONNECTION *	1,320	8,686
PAE	PEACE ARCH ENTERTAINMENT *	106,500	143,775
PENN	PENN NATIONAL GAMING *	800	26,560
PETS	PETMED EXPRESS *	750	6,014
PVH	PHILLIPS VAN HEUSEN	300	5,775
PIXR	PIXAR *	400	27,804
PCIS	PRECIS *	32,710	82,429
PDQ	PRIME HOSPITALITY *	800	8,496
PRM	PRIMEDIA *	800	2,224
QSND	QSOUND LABS *	5,914	39,854
QTWW	QUANTUM FUEL SYSTEMS *	4,600	27,968
ZQK	QUICKSILVER *	1,000	23,810
RCRC	RC2 *	300	10,650
RGC	REGAL ENTERTAINMENT	600	10,860
RVI	RETAIL VENTURES *	400	3,096
RUBO	RUBIO’S RESTAURANTS *	400	3,180
SKS	SAKS	1,300	19,500
SAMC	SAMSONITE *	71,100	83,898
POOL	SCP POOL	400	18,000
S	SEARS ROEBUCK & COMPANY	1,100	41,536
SHRP	SHARPER IMAGE *	500	15,695
SJR	SHAW COMMUNICATIONS	1,100	18,491
SHFL	SHUFFLE MASTER *	800	29,048
SIRI	SIRIUS SATELLITE RADIO *	16,800	51,744
PKS	SIX FLAGS *	10,100	73,326
SKX	SKECHERS USA - CL A*	2,900	37,700
SBSA	SPANISH BROADCASTING SYSTEMS *	2,800	26,068
TSA	SPORTS AUTHORITY *	1,000	35,900
SGDE	SPORTSMAN’S GUIDE *	1,351	31,612
SMP	STANDARD MOTOR PRODUCTS	2,500	36,825
SBUX	STARBUCKS *	600	26,088
SMRT	STEIN MART *	400	6,504
SHOO	STEVEN MADDEN *	400	7,988
SRI	STONERIDGE *	500	8,500
SUP	SUPERIOR INDUSTRIES	500	16,725
TOUS	TECHNICAL OLYMPIC USA	3,800	84,664
BBA	THE BOMBAY COMPANY *	3,800	23,294
DIS	THE WALT DISNEY *	700	17,843
TWX	TIME WARNER *	400	7,032
TIVO	TIVO *	6,100	43,249

Annual Report - 9

marketocracy funds

TJX	TJX COS	700	16,898
TTC	TORO COMPANY	300	21,021
TENT	TOTAL ENTERTAINMENT RESTAURANT *	1,956	26,465
TWR	TOWER AUTOMOTIVE *	8,800	32,032
TOY	TOYS "R" US *	7,100	113,103
TSCO	TRACTOR SUPPLY COMPANY*	700	29,274
TWMC	TRANS WORLD ENTERTAINMENT*	4,300	43,086
TRPH	TRIPATH TECH*	15,600	50,700
DJT	TRUMP HOTELS & CASINO RESORT*	10,000	24,200
TUES	TUESDAY MORNING *	3,414	99,006
TUP	TUPPERWARE CORPORATION	900	17,487
UFI	UNIFI*	7,200	21,096
UCOMA	UNITEDGLOBALCOM - CL A *	840	6,098
URBN	URBAN OUTFITTERS *	900	54,819
VSTY	VARSITY GROUP *	5,600	33,600
WOOF	VCA ANTECH*	2,051	91,926
V	VIVENDI UNIVERSAL - ADR*	2,000	55,800
WCI	WCI COMMUNITIES *	1,800	40,158
WZEN	WEBZEN *	1,900	13,454
WLSN	WILSONS THE LEATHER EXPERTS*	7,604	29,580
WWW	WOLVERINE WORLD WIDE	500	13,125
SZ	WORLDWIDE RESTAURANT CONCEPT*	23,536	82,141
WBR	WYNDHAM INTERNATIONAL - CL A*	13,452	13,452
XMSR	XM SATELLITE RADIO HOLD - CL A *	3,800	103,702
UBET	YOUBET.COM *	62,022	256,151

CONSUMER STAPLES - 2.6%			2,011,387
MO	ALTRIA GROUP	400	20,020
ADM	ARCHER-DANIELS-MIDLAND	6,200	104,036
AVP	AVON PRODUCTS	400	18,456
BJ	BJ’S WHOLESALE CLUB*	3,428	85,700
CALM	CAL-MAINE FOODS	7,200	100,800
CAW	CCA INDUSTRIES	4,000	33,720
CEDC	CENTRAL EURO DISTRIBUTION *	1,100	28,501
CHMD	CHRONIMED *	1,296	10,563
ABV	COMPANHIA DE BEBIDAS - ADR	1,100	22,077
COST	COSTCO WHOLESALE	1,500	61,605
DF	DEAN FOODS *	1,100	41,041
DLM	DEL MONTE FOODS *	501	5,090
FDP	FRESH DEL MONTE PRODUCE	3,200	80,864
GORX	GEOPHARMA *	2,500	13,825
GAP	GREAT ATLANTIC & PACIFIC*	1,940	14,860
HAIN	HAIN CELESTIAL GROUP *	1,228	22,227
HANS	HANSEN NATURAL *	2,900	73,457
IPSU	IMPERIAL SUGAR *	6,600	88,506
INB	INTEGRATED BIOPHARMA *	900	7,344
IBC	INTERSTATE BAKERIES	800	8,680
JBSS	JOHN B SANFILIPPO & SON*	700	18,704

10 - Annual Report

Masters 100 Fund

AHO	KONINKLIJKE AHOLD - ADR	1,300	10,309
KFT	KRAFT FOODS - CL A	2,200	69,696
LNCE	LANCE	500	7,700
MFW	M & F WORLDWIDE *	600	8,220
MED	MEDIFAST *	4,900	26,019
MGPI	MGP INGREDIENTS	1,567	60,627
NAFC	NASH-FINCH	400	10,012
NHLC	NATURAL HEALTH TRENDS *	3,500	51,275
NATR	NATURES SUNSHINE PRODUCT	900	12,816
NWD	NEW DRAGON ASIA *	80,000	64,000
NUS	NU SKIN ENTERPRISES	1,100	27,852
PARL	PARLUX FRAGRANCES *	6,200	67,896
PEET	PEET’S COFFEE & TEA *	700	17,493
PBG	PEPSI BOTTLING	400	12,216
PEP	PEPSICO	700	37,716
PPC	PILGRIMS PRIDE	400	11,576
PYX	PLAYTEX PRODUCTS *	800	6,256
SNAK	POORE BROTHERS *	5,000	12,550
PG	PROCTER & GAMBLE	3,800	206,872
RELV	RELIV INTERNATIONAL	700	6,580
REV	REVLON *	1,600	4,720
RAD	RITE AID *	1,800	9,396
SWY	SAFEWAY *	700	17,738
SAFM	SANDERSON FARMS	1,800	96,516
SLE	SARA LEE	2,200	50,578
SMF	SMART & FINAL *	2,200	26,444
SPTN	SPARTAN STORES *	3,400	11,560
SVU	SUPERVALU	300	9,183
SYY	SYSCO	2,700	96,849
TSN	TYSON FOODS - CL A	1,500	31,425
USNA	USANA HEALTH SCIENCES *	700	21,756
WMT	WAL-MART STORES	500	26,380
WNI	WEIDER NUTRITION *	2,500	11,725
WIN	WINN-DIXIE STORES	1,300	9,360

ENERGY - 11.8%			9,353,636
ABP	ABRAXAS PETROLEUM *	3,700	6,142
AHC	AMERADA HESS	600	47,514
APC	ANADARKO PETROLEUM	800	46,880
ASPN	ASPEN EXPLORATION *	115,800	114,642
BETA	BETA OIL & GAS *	1,200	7,860
BJS	BJ SERVICES *	400	18,336
WEL	BOOTS & COOTS INTERNATIONAL *	32,800	41,000
BPT	BP PRUDHOE BAY ROYALTY TRUST	600	19,542
BEXP	BRIGHAM EXPLORATION *	4,400	40,392
BR	BURLINGTON RESOURCES	3,800	137,484
COG	CABOT OIL & GAS	2,000	84,600
CDIS	CAL DIVE INTERNATIONAL *	1,400	42,448

Annual Report - 11

marketocracy funds

CPE	CALLON PETROLEUM COMPANY *	5,700	81,282
CSPLF	CANADA SOUTHERN PETROLEUM *	1,600	8,464
CNQ	CANADIAN NATURAL RESOURCES	2,600	77,740
SNG	CANADIAN SUPERIOR ENERGY *	157,900	243,166
CNR	CANARGO ENERGY *	129,850	86,999
CRZO	CARRIZO OIL & GAS *	1,700	17,357
CFK	CE FRANKLIN *	3,800	14,250
CHK	CHESAPEAKE ENERGY	15,700	231,104
XEC	CIMAREX ENERGY *	400	12,092
CEO	CNOOC LIMITED - ADR	1,400	59,850
CRK	COMSTOCK RESOURCES *	3,700	72,002
COP	CONOCOPHILLIPS	1,800	137,322
XTEX	CROSSTEX ENERGY	600	15,840
DWSN	DAWSON GEOPHYSICAL *	1,232	26,821
DNR	DENBURY RESOURCES *	20,700	433,665
DVN	DEVON ENERGY CORPORATION	3,700	244,200
DYOLF	DYNAMIC OIL & GAS *	6,000	21,900
EPEX	EDGE PETROLEUM *	11,279	191,743
EEP	ENBRIDGE ENERGY PARTNERS	2,600	120,380
ECA	ENCANA	1,200	51,792
ERF	ENERPLUS RESOURCES FUND	2,500	71,150
EPD	ENTERPRISE PRODUCTS	300	6,375
EENC	ENTERRA ENERGY TRUST	2,800	36,372
EOG	EOG RESOURCES	700	41,797
EQTY	EQUITY OIL *	4,700	21,526
TXCO	EXPLORATION CO OF DELAWARE *	2,350	8,906
XOM	EXXON MOBIL CORPORATION	1,400	62,174
FPPC	FIELDPOINT PETROLEUM *	348,995	394,364
FST	FOREST OIL *	800	21,856
FTO	FRONTIER OIL	3,300	69,927
FRO	FRONTLINE	600	20,706
FXEN	FX ENERGY *	3,800	33,858
GMR	GENERAL MARITIME *	500	13,720
GI	GIANT INDUSTRIES *	5,600	123,200
GDP	GOODRICH PETROLEUM *	1,000	8,290
GW	GREY WOLF *	17,800	75,472
HEC	HARKEN ENERGY *	23,000	11,960
HNR	HARVEST NATURAL RESOURCES *	7,700	114,807
HOFF	HORIZON OFFSHORE *	137,027	135,657
HYDL	HYDRIL COMPANY *	1,000	31,500
HYPD	HYPERDYNAMICS *	68,150	171,738
IVAN	IVANHOE ENERGY *	48,053	104,755
KPP	KANEB PIPELINE PARTNERS	800	36,712
KCS	KCS ENERGY *	1,000	13,320
KMG	KERR-MCGEE	484	26,025
VLCCF	KNIGHTSBRIDGE TANKERS	500	14,450
MMP	MAGELLAN MIDSTREAM PARTNERS	1,400	71,190
MPET	MAGELLAN PETROLEUM *	39,844	52,196

12 - Annual Report

Masters 100 Fund

MHR	MAGNUM HUNTER RESOURCES*	7,100	73,689
MVK	MAVERICK TUBE*	400	10,504
MCX	MC SHIPPING*	9,300	21,669
TMR	MERIDIAN RESOURCE *	2,800	19,432
MSSN	MISSION RESOURCES *	18,001	102,606
MIND	MITCHAM INDUSTRIES*	3,180	16,345
NOI	NATIONAL-OILWELL*	1,600	50,384
NFX	NEWFIELD EXPLORATION COMPANY*	700	39,018
NR	NEWPARK RESOURCES *	4,900	30,380
NGAS	NGAS RESOURCES *	2,000	9,060
NAT	NORDIC AMERICAN TANKER SHIPPING	2,500	82,350
NSS	NS GROUP*	600	9,864
OXY	OCCIDENTAL PETROLEUM	900	43,569
OMM	OMI	5,300	63,070
OMNI	OMNI ENERGY SERVICES*	13,375	67,544
PLLL	PARALLEL PETROLEUM *	14,100	71,501
PKD	PARKER DRILLING*	13,100	50,042
POG	PATINA OIL & GAS	700	20,909
PGH	PENGROWTH ENERGY TRUST	400	5,592
PBT	PERMIAN BASIN ROYALTY TRUST	900	8,163
PZE	PETROBRAS ENERGIA - ADR*	3,600	35,136
PCZ	PETRO-CANADA	1,300	56,160
PTR	PETROCHINA CO LTD - ADR	800	37,040
PTF	PETROFUND ENERGY TRUST	4,600	51,336
PKZ	PETROKAZAKHSTAN - CL A	6,600	179,652
PBR	PETROLEO BRASILEIRO S.A.	10,400	291,928
PQUE	PETROQUEST ENERGY*	16,300	69,601
PXD	PIONEER NATURAL RESOURCES	1,000	35,080
PXP	PLAINS EXPLORATION & PRODUCT*	10,000	183,500
PPP	POGO PRODUCING	900	44,460
PVX	PROVIDENT ENERGY TRUST	12,700	97,917
PYR	PYR ENERGY*	43,800	53,874
REM	REMINGTON OIL & GAS*	500	11,800
RTK	RENTECH*	92,300	79,378
REP	REPSOL YPF SA	2,300	50,278
RD	ROYAL DUTCH PETROLEUM - ADR	1,200	62,004
ROYL	ROYALE ENERGY*	2,662.50	39,139
RES	RPC INCORPORATED	1,600	25,264
SSL	SASOL - ADR	800	12,584
SEIEQ	SEITEL *	11,800	14,750
N/A	SEITEL WARRANTS * (a)	11,800	-
SOSA	STOLT OFFSHORE - ADR*	7,500	23,550
SU	SUNCOR ENERGY	5,600	143,416
SXL	SUNOCO LOGISTICS PARTNERS	900	32,310
SFY	SWIFT ENERGY *	1,400	30,884
SYNM	SYNTROLEUM *	2,400	15,888
TLM	TALISMAN ENERGY	700	15,218
TNT	TATNEFT - ADR	4,400	116,908

Annaul Report - 13

marketocracy funds

TPP	TEPPCO PARTNERS	1,300	49,504
TSO	TESORO PETROLEUM CORPORATION*	5,800	160,080
TRU	TORCH ENERGY ROYALTY TRUST	20,800	122,096
TORC	TORCH OFFSHORE*	26,150	75,835
TRGL	TOREADOR RESOURCES *	32,517	239,325
TGA	TRANSGLOBE ENERGY *	176,325	479,604
TNP	TSAKOS ENERGY NAVIGATION	700	23,772
UPL	ULTRA PETROLEUM *	800	29,864
UCL	UNOCAL	1,200	45,600
VEIX	VAALCO ENERGY*	72,000	136,800
VLO	VALERO ENERGY	600	44,256
VLI	VALERO	400	19,600
VRC	VARCO INTERNATIONAL*	600	13,134
VTS	VERITAS DGC*	5,000	115,750
VPI	VINTAGE PETROLEUM	29,100	493,827
WGR	WESTERN GAS RESOURCES	600	19,488
WG	WILLBROS GROUP*	3,900	58,773
WZR	WISER OIL *	400	4,244
XTO	XTO ENERGY	2,300	68,517
FINANCIALS - 4.6%			3,620,664
ACE	ACE	300	12,684
ACG	ACM INCOME FUND	300	2,358
ACRTQ	ACTRADE FINANCIAL TECHNOLOGIES (a)	53,600	-
AZ	ALLIANZ AG - ADR	400	4,380
ALD	ALLIED CAPITAL	500	12,210
AXP	AMERICAN EXPRESS	500	25,690
AHM	AMERICAN HOME MORTGAGE	500	12,965
ACR	AMERICAN RETIREMENT *	4,500	22,680
ACF	AMERICREDIT CORPORATION*	800	15,624
ASO	AMSOUTH BANCORP	4,400	112,068
ANH	ANWORTH MORTGAGE ASSET	750	8,910
AIV	APARTMENT INVESTMENT & MANAGEMENT	1,100	34,243
ACGL	ARCH CAPITAL GROUP*	1,300	51,844
AGII	ARGONAUT GROUP*	900	16,587
ASFI	ASTA FUNDING	2,000	34,800
AXS	AXIS CAPITAL HOLDINGS	400	11,200
BFR	BANCO FRANCES RIO - ADR*	2,900	14,761
BXG	BLUEGREEN *	8,046	111,035
BZF	BRAZIL FUND	1,300	27,963
CAPX	CAPITAL CROSSING BANK*	378	21,104
CACB	CASCADE BANCORP	400	7,392
CLFC	CENTER FINANCIAL	400	6,060
CEE	CENTRAL EUROPEAN EQUITY FUND	1,000	21,360
CEF	CENTRAL FUND CANADA - CL A	11,912	62,657
CERG	CERES GROUP *	6,008	36,889
CME	CHICAGO MERCANTILE EXCHANGE	1,900	274,303
CHN	CHINA FUND	1,900	54,720

14 - Annual Report

Masters 100 Fund

C	CITIGROUP	1,500	69,750
CNA	CNA FINANCIAL*	600	17,754
COBZ	COBIZ	400	5,532
CCBI	COMMERCIAL CAPITAL BANCORP*	1,900	33,003
TCR	CORNERSTONE REALTY INCOME	600	5,262
CACC	CREDIT ACCEPTANCE CORPORATION*	300	4,521
CEI	CRESCENT REAL ESTATE	1,300	20,956
CMM	CRIIMI MAE REITS*	1,000	11,970
DEAR	DEARBORN BANCORP *	200	5,799
DFC	DELTA FINANCIAL	1,200	9,540
DRL	DORAL FINANCIAL	750	25,875
ET	E*TRADE FINANCIAL CORPORATION*	1,300	14,495
EWBC	EAST WEST BANCORP	400	12,280
EDLG	EDUCATION LENDING GROUP *	3,000	53,250
EELN	E-LOAN*	14,399	38,877
ECPG	ENCORE CAPITAL GROUP *	395	5,218
ENH	ENDURANCE SPECIALTY HOLDINGS	800	27,840
EQTX	EQUITEX *	45,290	41,214
EQY	EQUITY ONE	400	7,232
EVRT	EVERTRUST FINANCIAL GROUP	700	17,794
EZPW	EZCORP *	7,800	77,376
FCH	FELCOR LODGING TRUST*	500	6,050
FNF	FIDELITY NATIONAL FINANCIAL	800	29,872
FAF	FIRST AMERICAN CORPORATION	3,500	90,615
FCFS	FIRST CASH FINANCIAL SERVICES*	1,773	37,729
FCTR	FIRST CHARTER	800	17,432
FUR	FIRST UNION REAL ESTATE*	4,600	14,536
FLBK	FLORIDA BANKS*	400	8,652
FPIC	FPIC INSURANCE GROUP*	500	12,345
FRE	FREDDIE MAC	400	25,320
FBR	FRIEDMAN BILLINGS RAMSEY	362	7,164
GBCI	GLACIER BANCORP	1,775	50,002
GLDB	GOLD BANC CORPORATION	300	4,650
GBBK	GREATER BAY BANCORP	2,100	60,690
HAFC	HANMI FINANCIAL CORPORATION	885	26,108
HCM	HANOVER CAPITAL MORTGAGE	500	5,880
HDB	HDFC BANK - ADR	500	13,430
HCP	HEALTH CARE PROPERTY	1,100	26,444
N/A	HOENIG GROUP (a)	300	-
HOM	HOME SOLUTIONS OF AMERICA*	2,800	3,864
HBAN	HUNTINGTON BANCSHARES	300	6,870
IBN	ICICI BANK - ADR	2,000	24,200
IMH	IMPAC MORTGAGE HOLDINGS	500	11,260
IIH	INTERNET INFRASTRUCTURE*	700	2,625
IRS	IRSA-INVERSIONES Y REPRSNT*	4,000	29,640
KFS	KINGSWAY FINANCIAL SERVICES*	2,000	23,880
NITE	KNIGHT TRADING GROUP*	500	5,010
LEH	LEHMAN BROTHERS HOLDINGS	400	30,100

Annual Report - 15

marketocracy funds

LUK	LEUCADIA NATIONAL	400	19,880
LNC	LINCOLN NATIONAL	800	37,800
LTR	LOEWS CORPORATION	500	29,980
MI	MARSHALL & ISLEY	900	35,181
MXRE	MAX RE CAPITAL	2,600	50,648
MEM	MCF *	12,000	26,160
MIG	MEADOWBROOK INSURANCE GROUP *	2,300	12,190
MRBK	MERCANTILE BANKSHARES	400	18,728
MHX	MERISTAR HOSPITALITY *	1,200	8,208
MET	METLIFE	900	32,265
MXT	METRIS COMPANIES *	7,150	62,134
MXBIF	MFC BANCORP LIMITED *	800	14,872
NARA	NARA BANCORP	300	5,139
NKBS	NEWTEK BUSINESS SERVICES *	3,600	13,500
NICK	NICHOLAS FINANCIAL	700	6,160
NTRS	NORTHERN TRUST	400	16,912
NFI	NOVASTAR FINANCIAL	700	26,572
OFG	ORIENTAL FINANCIAL GROUP	400	10,828
PTA	PENN TREATY AMERICAN *	9,000	18,090
PNG	PENN-AMERICA GROUP	1,800	25,200
PNX	PHOENIX COMPANIES	800	9,800
PCL	PLUM CREEK TIMBER	937	30,527
PMACA	PMA CAPITAL CORPORATION - CL A	2,700	24,300
PLFE	PRESIDENTIAL LIFE	3,300	59,466
PVTB	PRIVATEBANCORP	500	13,730
PGR	PROGRESSIVE	300	25,590
PHY	PROSPECT STREET HIGH INCOME PORTFOLIO	3,900	11,934
PVN	PROVIDIAN FINANCIAL *	2,000	29,340
PXT	PXRE GROUP LIMITED	1,000	25,270
RAND	RAND CAPITAL *	5,600	8,680
RGA	REINSURANCE GROUP OF AMERICA	800	32,520
RNR	RENAISSANCE RE HOLDINGS	700	37,765
RIGS	RIGGS NATIONAL	2,900	61,248
SAXN	SAXON CAPITAL *	2,006	45,797
SCO	SCOR-SPONSORED - ADR	11,100	16,983
SNFCA	SECURITY NATIONAL FINANCIAL - CL A *	1	4
SIGI	SELECTIVE INSURANCE GROUP	600	23,928
SLM	SLM	600	24,270
SPY	SPDR TRUST SERIES 1	1,800	206,154
STA	ST PAUL TRAVELERS COMPANIES	910	36,891
JOE	ST. JOE COMPANY	500	19,850
SLFI	STERLING FINANCIAL	300	7,809
STSA	STERLING FINANCIAL *	857	27,313
STC	STEWART INFORMATIONS SERVICES	800	27,016
N/A	SUB LODGES BEN INT LIQ TRUST (a)	100	-
SWS	SWS GROUP	1,700	26,010
TFC	TAIWAN GREATER CHINA FUND	2,900	12,354
GIM	TEMPLETON GLOBAL INCOME FUND	1,100	8,712

16 - Annual Report

Masters 100 Fund

TRF	TEMPLETON RUSSIA	1,000	35,800
TCBI	TEXAS CAPITAL BANCSHARES*	300	4,980
TRZ	TRIZEC PROPERTIES	15	244
UBB	UNIBANCO	1,400	27,678
UCFC	UNITED COMMUNITY FINANCIAL	700	9,100
UFM	UNITED FINANCIAL MORTGAGE *	4,800	24,000
UNM	UNUMPROVIDENT	1,000	15,900
VTA	VESTA INSURANCE GROUP	3,500	22,645
WM	WASHINGTON MUTUAL	400	15,456
WFSG	WILSHIRE FINANCIAL SERVICES	1,000	9,290
WSBK	WILSHIRE STATE BANK *	400	9,808
WRLD	WORLD ACCEPTANCE *	1,400	25,662

HEALTH CARE - 24.8%			19,627,127
CTAC	1-800 CONTACTS *	800	11,868
AAIIE	AAIPHARMA	6,200	33,604
ABT	ABBOTT LABS	2,200	89,672
ABGX	ABGENIX *	900	10,548
ABRX	ABLE LABORATORIES *	1,200	24,672
ACLA	ACLARA BIOSCIENCES *	2,700	12,150
AVNC	ADVANCIS PHARMACEUTICAL *	6,100	41,419
AEZS	AETERNA ZENTARIS *	4,254	24,843
AMRI	ALBANY MOLECULAR RESEARCH *	1,310	16,938
ALXN	ALEXION PHARMACEUTICALS *	1,400	26,040
ALKS	ALKERMES *	3,000	40,800
AIQ	ALLIANCE IMAGING *	400	1,828
ALTH	ALLOS THERAPEUTICS *	21,800	49,050
ALO	ALPHARMA - CL A	700	14,336
ALT	ALTEON *	15,300	18,054
ADL	AMDL *	8,000	6,880
AMED	AMEDISYS *	1,484	49,031
ABMCE	AMERICAN BIO MEDICAL *	5,100	5,508
AMHC	AMERICAN HEALTHWAYS *	1,100	29,282
AHOM	AMERICAN HOMEPATIENT *	7,600	8,512
APPX	AMERICAN PHARMACEUTICAL *	400	12,152
AMGN	AMGEN *	500	27,285
ADRX	ANDRX GROUP *	600	16,758
ANPI	ANGIOTECH PHARMACEUTICALS *	1,100	22,165
ANIK	ANIKA THERAPEUTICS *	4,400	76,516
AGEN	ANTIGENICS *	5,500	47,080
APPA	AP PHARMA *	15,900	53,265
APDN	APPLIED DNA SCIENCES *	10,100	8,686
AICX	APPLIED IMAGING *	10,744	10,099
ARDM	ARADIGM *	16,825	15,143
ARNA	ARENA PHARMACEUTICALS *	35,000	191,100
AGNT	ARGONAUT TECHNOLOGIES *	1,000	1,340
ARIA	ARIAD PHARMACEUTICALS *	3,200	23,968
ARQL	ARQULE INCORPORATED *	20,300	106,981

Annual Report - 17

marketocracy funds

HRT	ARRHYTHMIA RESEARCH	5,200	58,812
ASPM	ASPECT MEDICAL SYSTEMS *	500	9,235
AZN	ASTRAZENECA - ADR	1,000	45,640
ATRX	ATRIX LABS *	1,800	61,704
ATSI	ATS MEDICAL *	8,800	33,088
AVN	AVANIR PHARMACEUTICALS *	15,000	25,200
AVAN	AVANT IMMUNOTHERAPEUTICS *	44,545	118,490
AVII	AVI BIOPHARMA *	51,113	124,716
AVGN	AVIGEN *	37,927	127,814
AXCA	AXCAN PHARMA *	2,400	50,640
AXYX	AXONYX *	97,551	511,167
BRL	BARR PHARMACEUTICALS *	500	16,850
BNT	BENTLEY PHARMACEUTICALS *	3,800	52,212
BRLI	BIO REFERENCE LABS *	400	5,304
BCRX	BIOCRYST PHARMACEUTICALS *	30,712	211,913
BIV	BIOENVISION *	8,400	73,584
BJCT	BIOJECT MEDICAL TECHNOLOGIES *	14,251	27,219
BMRN	BIOMARIN PHARMACEUTICAL *	9,400	56,400
BIOM	BIOMIRA *	32,900	42,441
BSMD	BIOSPHERE MEDICAL *	17,600	56,320
BBII	BOSTON BIOMEDICA *	14,494	46,236
BSX	BOSTON SCIENTIFIC *	900	38,520
BDY	BRADLEY PHARMACEUTICALS *	4,460	124,434
BMY	BRISTOL-MEYERS SQUIBB	3,600	88,200
BRKR	BRUKER BIOSCIENCES *	12,710	61,898
BSDM	BSD MEDICAL *	49,300	91,205
CATG	CAMBRIDGE ANTIBODY TECH - ADR *	3,400	31,722
CAMH	CAMBRIDGE HEART *	6,000	4,560
CLZR	CANDELA *	31,500	308,700
CMN	CANTEL MEDICAL CORPORATION *	2,400	51,720
CSU	CAPITAL SENIOR LIVING *	4,300	20,683
CPD	CARACO PHARMACEUTICAL LABS *	8,937	86,153
DFIB	CARDIAC SCIENCE *	5,036	12,338
CTE	CARDIOTECH INTERNATIONAL *	6,600	27,654
CMX	CAREMARK RX *	200	6,588
CEGE	CELL GENESYS *	8,100	84,159
CLGY	CELLEGY PHARMACEUTICALS *	6,511	25,067
CLN	CELSION CORPORATION *	15,700	9,891
CPHD	CEPHEID *	40	462
CERS	CERUS *	51,350	123,240
CTEC	CHOLESTECH *	900	7,335
CVSN	CHROMAVISION MEDICAL SYSTEMS *	13,100	24,366
CIPH	CIPHERGEN BIOSYSTEMS *	14,309	104,742
CGPI	COLLAGENEX PHARMACEUTICALS *	8,613	81,134
CBTE	COMMONWEALTH BIOTECHNOLOGIES *	55,000	338,800
CMPX	COMPEX TECHNOLOGIES *	1,840	11,316
CNCT	CONNETICS CORPORATION *	1,400	28,280
CNU	CONTINUCARE *	15,000	28,800

18 - Annual Report

Masters 100 Fund

COR	CORTEX PHARMACEUTICALS *	3,200	8,416
CVGR	COVALENT GROUP *	2,710	10,379
CVD	COVANCE *	200	7,716
CBST	CUBIST PHARMACEUTICALS *	9,100	101,010
CRGN	CURAGEN *	13,513	81,213
CURE	CURATIVE HEALTH SERVICES *	1,800	15,588
CRIS	CURIS *	52,046	230,043
CURN	CURON MEDICAL *	23,000	38,870
CVTX	CV THERAPEUTICS *	18,149	304,177
CYTC	CYTYC CORPORATION *	3,200	81,184
DCGN	DECODE GENETICS *	400	3,400
DCTH	DELCATH SYSTEMS *	5,000	9,700
DNDN	DENDREON *	4,200	51,450
DRTE	DENDRITE INTERNATIONAL *	2,900	53,882
DSCO	DISCOVERY LABORATORIES *	32,466	311,349
DVSA	DIVERSA *	7,100	71,923
RDY	DOCTOR REDDY’S LAB - ADR	1,200	20,856
DOR	DOR BIOPHARMA *	2,949	1,622
DOVP	DOV PHARMACEUTICAL *	6,841	95,500
DRAX	DRAXIS HEALTH *	800	3,568
DRRX	DURECT CORPORATION *	3,800	13,262
DUSA	DUSA PHARMACEUTICALS *	600	5,700
DYAX	DYAX *	4,000	47,000
DYII	DYNACQ HEALTHCARE *	8,100	47,790
DYNT	DYNATRONICS *	30,800	69,916
EDAP	EDAP TMS SA - ADR *	19,500	48,750
ELN	ELAN PLC - ADR *	11,100	274,614
LLY	ELI & LILLY	900	62,919
EMBX	EMBREX *	1,200	16,248
ECSI	ENDOCARDIAL SOLUTIONS *	800	8,280
ENMD	ENTREMED *	42,443	85,310
ELAB	EON LABS *	500	20,465
EPMD	EP MEDSYSTEMS *	8,400	25,032
EPMN	EPIMMUNE *	62,617	106,449
EPIX	EPIX MEDICAL *	11,175	235,793
EBIO	EPOCH BIOSCIENCES *	30,300	58,479
ERES	ERESEARCH TECHNOLOGY *	1,450	40,600
EXAC	EXACTECH *	400	8,680
FHRX	FIRST HORIZON PHARMACEUTICAL *	2,700	51,030
FVE	FIVE STAR QUALITY CARE *	2,800	12,320
FLML	FLAMEL TECHNOLOGIES -SP ADR *	800	19,704
FONR	FONAR *	3,227	4,131
FMTI	FORBES MEDI-TECH *	2,300	5,888
FMS	FRESENIUS MEDICAL CARE - ADR	900	22,536
GENR	GENAERA CORPORATION *	16,899	70,976
GLGC	GENE LOGIC *	5,900	23,895
GCOR	GENECOR *	400	6,548
GNLB	GENELABS TECHNOLOGIES *	14,100	32,571

Annual Report - 19

marketocracy funds

GTOP	GENITOPE *	3,229	31,873
GNTA	GENTA *	19,146	47,865
GTIV	GENTIVA HEALTH SERVICES *	3,300	53,658
GNVC	GENVEC *	14,100	43,287
GERN	GERON *	3,130	25,322
GSK	GLAXOSMITHKLINE PLC SPONS - ADR	1,700	70,482
GTCB	GTC BIOTHERAPEUTICS *	61,210	96,100
GDT	GUIDANT	300	16,764
GLFD	GUILFORD PHARMACEUTICALS *	22,800	108,300
HTRN	HEALTH TRONICS *	2,300	18,377
HLSH	HEALTHSOUTH CORPORATION *	26,500	159,000
HSKA	HESKA *	44,007	53,248
HEPH	HOLLIS-EDEN PHARMACEUTICALS *	47,475	572,074
HORC	HORIZON HEALTH *	500	11,750
HMP	HORIZON MEDICAL PRODUCTS *	53,131	92,979
HGSI	HUMAN GENOME SCIENCES *	1,800	20,934
HUM	HUMANA *	1,100	18,590
HBY	HYBRIDON *	6,400	4,160
IDXX	IDEXX LABORATORIES *	600	37,764
IFLO	I-FLOW *	7,200	85,392
IMCL	IMCLONE SYSTEMS*	2,600	223,054
IMNR	IMMUNE RESPONSE *	52,000	63,440
IMGN	IMMUNOGEN *	11,770	71,915
IMMU	IMMUNOMEDICS *	1,500	7,305
IMPC	IMPAC MEDICAL SYSTEMS *	3,600	52,668
IPXL	IMPAX LABORATORIES *	800	15,504
IMX	IMPLANT SCIENCES *	7,300	80,592
INCY	INCYTE GENOMICS *	2,444	18,672
IDEV	INDEVUS PHARMACEUTICALS *	24,800	152,520
INSM	INSMED *	10,100	22,624
INMD	INTEGRAMED AMERICA *	820	5,650
ITMN	INTERMUNE *	1,500	23,130
IBPI	INTRABIOTICS PHARMACEUTICALS *	1,500	5,850
IOX	IOMED *	24,100	70,372
IRIX	IRIDEX *	13,500	98,685
IRIS	IRIS INTERNATIONAL *	19,900	150,245
ISIS	ISIS PHARMACEUTICALS *	20,500	117,670
JNJ	JOHNSON & JOHNSON	2,500	139,250
KNDL	KENDLE INTERNATIONAL *	4,000	31,000
KERX	KERYX BIOPHARMACEUTICALS *	4,100	51,906
KG	KING PHARMACEUTICALS *	1,300	14,885
KOSP	KOS PHARMACEUTICALS *	2,400	79,128
KOSN	KOSAN BIOSCIENCES *	17,100	135,090
LJPC	LA JOLLA PHARMACEUTICAL *	31,450	76,424
LEXG	LEXICON GENETICS *	6,800	53,312
LIFC	LIFECELL CORPORATION *	4,800	54,192
LGND	LIGAND PHARMACEUTICALS - CL B *	2,800	48,664
LPTI	LONGPORT *	19,000	22,040

20 - Annual Report

Masters 100 Fund

LUME	LUMENIS *	74,300	93,618
MTXX	MATRIXX INITIATIVES *	15,700	159,983
MAXM	MAXIM PHARMACEUTICALS *	800	7,720
MCK	MCKESSON HBOC	500	17,165
MEDX	MEDAREX *	2,700	19,683
MEDC	MED-DESIGN *	2,600	5,408
MEDI	MEDIMMUNE *	1,400	32,760
MRY	MEMRY *	2,500	4,150
MNT	MENTOR	2,200	75,438
MRK	MERCK & CO	3,600	171,000
VIVO	MERIDIAN BIOSCIENCE	921	10,204
MMSI	MERIT MEDICAL SYSTEMS *	1,800	28,674
MDPA	METRO HEALTH NETWORKS *	44,200	42,874
MOGN	MGI PHARMA *	1,474	39,813
MTIX	MICRO THERAPEUTICS *	17,597	74,435
MLNM	MILLENNIUM PHARMACEUTICALS *	6,100	84,180
MIMS	MIM *	6,804	59,195
MYL	MYLAN LABORATORIES	800	16,200
MYOG	MYOGEN *	800	6,208
MYGN	MYRIAD GENETICS *	2,200	32,824
NABI	NABI BIOPHARMACEUTICALS *	800	11,376
NGEN	NANOGEN *	4,100	27,552
BABY	NATUS MEDICAL *	7,500	47,775
NKTR	NEKTAR THERAPEUTICS *	900	17,964
NTEC	NEOSE TECHNOLOGIES *	5,100	42,483
NBIX	NEUROCRINE BIOSCIENCES *	1,000	51,850
NRGN	NEUROGEN *	12,400	92,752
NEXM	NEXMED *	4,200	8,358
NMTI	NMT MEDICAL *	2,600	9,750
NFLD	NORTHFIELD LABORATORIES *	16,400	233,864
NVD	NOVADEL PHARMA *	39,575	77,171
NVS	NOVARTIS AG - ADR	2,700	120,150
NVAX	NOVAVAX *	6,800	36,652
NOVN	NOVEN PHARMACEUTICALS *	4,400	96,888
NOVT	NOVOSTE CORPORATION *	7,600	20,824
NPSP	NPS PHARMACEUTICALS *	800	16,800
NUTR	NUTRACEUTICAL INTERNATIONAL *	558	11,891
NXXI	NUTRITION 21 *	67,500	40,500
NUVO	NUVELO *	14,136	135,988
OCR	OMNICARE	1,230	52,656
OMCL	OMNICELL *	4,700	68,667
ONCY	ONCOLYTICS BIOTECH *	9,500	56,430
ONXX	ONYX PHARMACEUTICALS *	1,400	59,304
OISI	OPHTHALMIC IMAGING SYSTEMS *	10,900	14,715
OPTN	OPTION CARE	4,804	73,309
ORPH	ORPHAN MEDICAL *	400	4,020
ORTN	ORTEC INTERNATIONAL *	1,700	3,995
OCA	ORTHODONTIC CENTERS OF AMERICA *	20,144	164,979

Annual Report - 21

marketocracy funds

OLGC	ORTHOLOGIC *	17,100	148,257
VITA	ORTHOVITA *	13,100	67,334
GENE	OSCIENT PHARMACEUTICALS *	86,554	442,291
OSTE	OSTEOTECH *	1,900	12,331
OXGN	OXIGENE *	792	4,990
PTIE	PAIN THERAPEUTICS *	66,700	537,602
PRZ	PAINCARE HOLDINGS *	13,700	45,895
PTN	PALATIN TECHNOLOGIES *	17,800	74,938
PMTI	PALOMAR MEDICAL TECHNOLOGIES *	332	5,574
PRX	PAR PHARMACEUTICALS *	200	7,042
PDGM	PARADIGM GENETICS *	6,925	5,471
PRXL	PAREXEL INTERNATIONAL *	1,400	27,720
PDX	PEDIATRIX MEDICAL GROUP *	600	41,910
PRGO	PERRIGO	200	3,794
PFE	PFIZER	2,500	85,700
PHAR	PHARMANETICS *	11,010	5,285
PARS	PHARMOS *	16,014	65,818
PHMD	PHOTOMEDEX *	13,640	46,785
PLC	PLC SYSTEMS *	12,455	10,089
POTP	POINT THERAPEUTICS *	2,126	11,179
PRCS	PRAECIS PHARMACEUTICALS *	9,700	36,860
PRAN	PRANA BIOTECHNOLOGY - ADR *	8,230	38,516
PMSI	PRIME MEDICAL SERVICES *	24,590	195,245
PGNX	PROGENICS PHARMACEUTICALS *	700	11,788
PDLI	PROTEIN DESIGN LABS *	3,100	59,303
PILL	PROXYMED *	2,900	48,894
PSSI	PSS WORLD MEDICAL *	5,000	56,000
PSYS	PSYCHIATRIC SLOUTIONS *	1,400	34,902
QLTI	QLT *	2,700	54,054
QSC	QUESTCOR PHARMACEUTICALS *	88,800	75,480
QDEL	QUIDEL CORP *	7,100	41,819
QUIN	QUINTON CARDIOLOGY SYSTEMS *	3,300	33,429
RTIX	REGENERATION TECHNOLOGIES *	5,200	55,796
RCI	RENAL CARE GROUP *	400	13,252
RGEN	REPLIGEN *	1,400	3,444
RIGL	RIGEL PHARMACEUTICALS *	400	5,684
RITA	RITA MEDICAL SYSTEMS *	21,200	90,312
RURLC	RURAL/METRO *	3,375	5,096
SLXP	SALIX PHARMACEUTICALS *	500	16,475
SNTS	SANTARUS *	1,363	20,104
SVNT	SAVIENT PHARMACEUTICALS *	18,800	46,624
SHR	SCHERING AG - ADR	1,300	76,973
SGP	SCHERING-PLOUGH	3,880	71,702
SCLN	SCICLONE PHARMACEUTICALS *	21,500	109,865
SEM	SELECT MEDICAL	700	9,394
SEPR	SEPRACOR *	1,000	52,900
SQNM	SEQUENOM *	81,809	119,441
SRV	SERVICE CORP INTERNATIONAL *	400	2,948

22 - Annual Report

Masters 100 Fund

SFCC	SFBC INTERNATIONAL *	800	25,064
SHPGY	SHIRE PHARMACEUTICALS	400	10,696
SIGA	SIGA TECHNOLOGIES *	30,795	43,113
SNVBF	SINOVAC BIOTECH	24,400	71,492
RNAI	SIRNA THERAPEUTICS *	17,877	52,558
SKYE	SKYEPHARMA PLC - ADR *	1,500	17,895
SMTS	SOMANETICS *	6,140	84,179
SNCI	SONIC INNOVATIONS *	2,500	14,200
SONT	SONTRA MEDICAL *	57,644	109,524
SNUS	SONUS PHARMACEUTICALS *	34,700	161,390
SPNC	SPECTRANETICS *	6,000	33,600
SPPI	SPECTRUM PHARMACEUTICALS *	11,180	69,875
STEM	STEMCELLS*	87,600	133,152
SDIX	STRATEGIC DIAGNOSTICS *	29,200	122,640
SUPG	SUPERGEN *	1,700	10,965
SRDX	SURMODICS *	700	17,248
SYNO	SYNOVIS LIFE TECHNOLOGIES *	31,000	333,250
NZYM	SYNTHETECH *	4,500	5,629
TPPH	TAPESTRY PHARMACEUTICALS *	42,200	76,382
TGEN	TARGETED GEMETOCS *	2,200	3,498
THC	TENET HEALTHCARE *	4,400	59,004
TEVA	TEVA PHARMACEUTICAL - ADR	600	40,374
TGX	THERAGENICS *	7,500	34,650
TKTX	TRANSKARYOTIC THERAPIES *	3,207	47,977
TRIB	TRINITY BIOTECH - ADR *	7,300	24,309
TPTH	TRIPATH IMAGING *	1,700	15,997
ULGX	UROLOGIX *	1,300	20,072
VLTS	VALENTIS *	26,000	180,960
VASC	VASCULAR SOLUTIONS *	10,730	111,270
VASO	VASOMEDICAL *	21,799	24,851
VTIV	VENTIV HEALTH *	4,183	64,753
VRTX	VERTEX PHARMACEUTICALS *	3,984	43,187
VICL	VICAL *	21,423	124,896
MICU	VICURON PHARMACEUTICALS *	4,100	51,496
VION	VION PHARMACEUTICALS *	5,000	20,800
VLGC	VIROLOGIC *	4,500	11,025
VPHM	VIROPHARMA *	14,920	26,707
VITL	VITAL SIGNS	1,900	55,176
WYE	WYETH	3,000	108,480
XNVA	XENOVA GROUP - ADR *	67,750	138,888
XOMA	XOMA*	50,300	225,344
ZVXI	ZEVEX INTERNATIONAL *	7,700	24,948
ZILA	ZILA *	4,385	21,530
ZOLL	ZOLL MEDICAL *	1,500	52,620

INDUSTRIALS - 6.6%			5,235,487
ABB	ABB - ADR	300	1,665
AAC	ABLEAUCTIONS.COM *	10,200	6,630

Annual Report - 23

marketocracy funds

ACET	ACETO	766	13,481
ASF	ADMINISTAFF *	1,300	21,580
AW	ALLIED WASTE INDUSTRIES *	800	10,544
AWA	AMERICA WEST HOLDINGS *	2,800	25,424
ECOL	AMERICAN ECOLOGY *	1,100	13,178
ASE	AMERICAN SCIENCE & ENGINEERING *	1,300	27,196
ASD	AMERICAN STANDARD *	600	24,186
AMR	AMR *	800	9,688
APOG	APOGEE ENTERPRISES	300	3,120
APOL	APOLLO GROUP *	400	35,316
APSG	APPLIED SIGNAL TECHNOLOGY	500	17,525
AH	ARMOR HOLDINGS *	2,700	91,800
ACKHQ	ARMSTRONG HOLDINGS	7,600	10,108
ARTX	AROTECH *	33,027	69,027
ACAI	ATLANTIC COAST AIRLINE *	2,300	13,202
AVL	AVIALL *	10,800	205,308
AXYS	AXSYS TECHNOLOGIES *	2,222	49,128
BLD	BALDWIN TECH *	1,800	6,444
BLDP	BALLARD POWER SYSTEMS *	2,900	26,680
BEAV	BE AEROSPACE *	3,400	25,772
BEL	BENNETT ENVIRONMENTAL *	1,800	22,572
BA	BOEING	400	20,436
CPST	CAPSTONE TURBINE *	38,100	82,921
CERI	CAPTIAL ENVIRO RESOURCE *	1,000	5,100
CECO	CAREER EDUCATION *	1,200	54,672
CDV	CD&L *	500	1,025
CD	CENDANT CORPORATION	1,400	34,272
CBIZ	CENTURY BUSINESS SERVICES *	7,400	32,264
ICU	CENUCO *	16,200	90,720
CVO	CENVEO *	3,100	9,083
CBI	CHICAGO BRIDGE AND IRON	400	11,140
CNH	CNH GLOBAL N.V.	400	8,256
CSTR	COINSTAR *	900	19,773
CFS	COMFORCE CORPORATION *	71,400	170,646
CCDC	CONCORDE CAREER COLLEGES *	1,400	24,486
COCO	CORINTHIAN COLLEGES *	1,300	32,162
CVTI	COVENANT TRANSPORT - CL A *	300	5,127
CUB	CUBIC CORPORATION	1,100	23,023
DHC	DANIELSON HOLDING *	400	2,764
DANKY	DANKA BUS SYSTEMS - ADR	6,600	29,832
DAL	DELTA AIRLINES *	7,300	51,976
DV	DEVRY *	700	19,194
DESC	DISRIBUTED ENERGY SYSTEMS *	47,911	130,318
DRS	DRS TECHNOLOGIES *	1,700	54,230
DDN	DYNAMEX *	1,000	13,910
ECHO	ELECTRONIC CLEARING HOUSE *	500	4,650
ERJ	EMBRAER AIRCRAFT - ADR	800	22,872
ICA	EMPRESAS ICA SA - ADR *	7,100	13,039

24 - Annual Report

Masters 100 Fund

EASI	ENGINEERED SUPPORT SYSTEMS	600	35,106
ENG	ENGLOBAL *	3,200	5,472
EBF	ENNIS BUSINESS FORMS	300	5,850
KEYW	ESSEX *	2,815	22,773
EVCI	EVCI CAREER COLLEGES *	17,000	178,670
EXPO	EXPONENT *	300	8,061
XJT	EXPRESSJET HOLDINGS *	2,400	29,136
FSS	FEDERAL SIGNAL	400	7,444
FBST	FIBERSTARS *	1,700	17,374
FLDR	FLANDERS CORPORATION *	395	3,267
FLOW	FLOW INTERNATIONAL *	6,400	22,976
FWLRF	FOSTER WHEELER *	54,600	76,440
FCN	FTI CONSULTING *	700	11,550
GD	GENERAL DYNAMICS	300	29,790
GE	GENERAL ELECTRIC	600	19,440
GLYT	GENLYTE GROUP *	600	37,728
GGI	GEO GROUP *	500	10,200
GEPT	GLOBAL E-POINT *	11,500	64,170
GVA	GRANITE CONSTRUCTION	400	7,292
ASR	GRUPO AEROPORTUARIO - ADR	600	11,100
TMM	GRUPO TMM - ADR *	14,200	34,790
GSLI	GSI LUMONICS *	2,500	42,250
HA	HAWAIIAN AIRLINES *	4,700	33,605
HWK	HAWK CORPORATION *	400	2,796
HCSG	HEALTHCARE SERVICES	400	6,120
HURC	HURCO COMPANIES *	11,500	137,069
ICTS	ICTS INTERNATIONAL NV *	11,400	40,128
IIVI	II-VI *	2,703	82,874
IKN	IKON OFFICE SOLUTIONS	2,400	27,528
IDGR	INDUSTRIAL DISTRIBUTION *	1,100	9,032
IDSA	INDUSTRIAL SERVICES OF AMERICA *	10,500	114,765
IED	INVESTOOLS *	16,200	35,154
INVN	INVISION TECHNOLOGIES *	2,900	144,710
IRSN	IRVINE SENSORS *	7,800	17,550
ESI	ITT EDUCATIONAL SERVICES *	700	26,614
JPST	JPS INDUSTRIES *	21,000	71,400
KROL	KROLL *	7,700	283,976
KVHI	KVH INDUSTRIES *	900	11,457
LRW	LABOR READY *	900	13,950
LAUR	LAUREATE LEARNING SYSTEMS *	1,100	42,064
LTRE	LEARNING TREE INTERNATIONAL *	1,000	14,510
LMT	LOCKHEED MARTIN	400	20,832
MAG	MAGNETEK *	900	7,506
MAIR	MAIR HOLDINGS *	7,625	62,220
GMAI	MANNING (GREG) ACUTIONS *	2,100	32,130
MRKL	MARKLAND TECHNOLOGIES*	34,800	28,710
MESA	MESA AIR GROUP *	1,900	15,371
MZ	MILACRON *	1,300	5,200

Annual Report - 25

marketocracy funds

MCEL	MILLENNIUM CELL *	38,300	71,238
MSON	MISONIX *	4,700	35,574
MINI	MOBILE MINI *	500	14,205
MWAV	M-WAVE *	16,300	20,375
NSC	NORFOLK SOUTHERN	1,000	26,520
NATK	NORTH AMERICAN TECH GROUP *	8,400	5,880
NOC	NORTHROP GRUMMAN CORPORATION	500	26,850
ODFL	OLD DOMINION FREIGHT LINE *	400	11,792
ASGN	ON ASSIGNMENT *	10,937	64,528
PACR	PACER INTERNATIONAL *	900	16,650
PKOH	PARK-OHIO HOLDINGS *	500	5,900
PCR	PERINI *	500	5,335
PESI	PERMA-FIX ENVIRONMENTAL SERVICES *	14,500	25,955
ANTP	PHAZAR *	2,732	15,272
PLUG	PLUG POWER *	3,500	26,180
PWER	POWER- ONE *	700	7,686
PWR	QUANTA SERVICES *	600	3,732
RFMI	RF MONOLITHICS *	2,500	19,700
RUSHA	RUSH ENTERPRISES - CL A *	250	3,250
SCHS	SCHOOL SPECIALTY *	600	21,786
SCR/A	SEA CONTAINERS - CL A	700	12,271
SFL	SHIP FINANCE	125	1,869
SWW	SITEL *	5,600	23,632
SKYW	SKYWEST	800	13,928
SPAB	SPACEHAB *	4,800	17,616
SPIR	SPIRE *	10,720	61,104
SNSA	STOLT-NIELSEN - ADR *	1,900	27,759
STG	STONEPATH GROUP *	5,900	12,626
SNHY	SUN HYDRAULICS	1,400	24,668
SWFT	SWIFT TRANSPORTATION *	1,300	23,335
TMI	TEAM *	900	14,571
TECUA	TECUMSEH PRODUCTS - CL A	500	20,595
TDY	TELEDYNE TECHNOLOGIES *	2,300	46,046
TTEC	TELETECH HOLDINGS *	2,140	18,768
TWI	TITAN INTERNATIONAL	28,800	296,352
TRFX	TRAFFIX	300	1,974
TGI	TRIUMPH GROUP *	700	22,351
TRMM	TRM CORPORATION *	2,100	30,429
TRBO	TURBOCHEF TECHNOLOGIES *	1,900	9,329
TVIN	TVI *	6,800	26,180
TYC	TYCO INTERNATIONAL	2,000	66,280
UALA	QUAL	22,700	31,099
ULBI	ULTRALIFE BATTERIES *	2,500	48,400
UDI	UNITED DEFENSE INDUSTRIES *	100	3,500
URI	UNITED RENTALS *	1,100	19,679
USTR	UNITED STATIONERS *	300	11,916
USG	USG *	1,400	24,612
VLNC	VALENCE TECHNOLOGY *	11,000	37,730

26- Annual Report

Masters 100 Fund

VSR	VERSAR *	26,800	132,660
WLT	WALTER INDUSTRIES	400	5,448
PIK	WATER PIK TECHNOLOGIES *	2,200	36,432
WSTC	WEST *	700	18,305

INFORMATION TECHNOLOGY - 20.2%			15,944,660
OIIM	02MICRO INTERNATIONAL *	700	11,921
TFSM	24/7 REAL MEDIA *	548	3,074
COMS	3COM *	3,000	18,750
SVNX	724 SOLUTIONS *	8,900	27,679
CBMX	ACACIA RESEARCH *	7,700	33,495
ACN	ACCENTURE - CL A *	300	8,244
ACSEF	ACS-TECH80 *	14,300	142,285
ATVI	ACTIVISION *	2,850	45,315
ACTU	ACTUATE SOFTWARE *	10,984	43,387
ADPT	ADAPTEC *	600	5,076
ADCT	ADC TELECOMMUNICATIONS *	2,600	7,384
AEY	ADDVANTAGE TECHNOLOGIES *	7,900	38,710
ADTK	ADEPT TECHNOLOGY *	46,300	53,708
ADIC	ADVANCED DIGITAL *	500	4,850
AMD	ADVANCED MICRO DEVICES *	2,100	33,390
API	ADVANCED PHOTONIX - CL A *	61,300	148,346
APTI	ADVANCED POWER TECHNOLOGY *	7,900	98,355
ASX	ADVANCED SEMICONDUCTOR - ADR *	2,000	7,960
ADVS	ADVENT SOFTWARE *	2,700	48,789
ARXX	AEROFLEX *	2,300	32,959
ATRM	AETRIUM *	2,150	15,802
AGR/A	AGERE SYSTEMS - CL A *	11,500	26,450
A	AGILENT TECHNOLOGIES *	2,300	67,344
ANCC	AIRNET COMMUNICATIONS *	35,837	25,086
AIRN	AIRSPAN NETWORKS *	9,900	54,846
AKAM	AKAMAI TECHNOLOGIES *	12,400	222,580
ALDN	ALADDIN KNOWLEDGE SYSTEMS *	1,100	18,095
ALAN	ALANCO TECHNOLOGIES *	22,799	35,110
ALA	ALCATEL - ADR *	3,100	48,019
AMOT	ALLIED MOTION TECHNOLOGIES *	13,840	66,570
MDRX	ALLSCRIPTS HEALTHCARE SOLUTIONS *	6,300	49,392
ATGN	ALTIGEN COMMUNICATIONS *	2,800	9,380
ALVR	ALVARION LIMITED *	3,600	47,808
AATK	AMERICAN ACCESS TECHNOLOGIES *	19,032	31,403
ABCX	AMERICAN BUILDING CONTROL *	133,400	202,768
AMKR	AMKOR *	700	5,726
ANAD	ANADIGICS *	9,600	49,526
NLX	ANALEX *	7,700	26,257
ANLY	ANALYSTS INTERNATIONAL *	26,200	80,696
ANEN	ANAREN *	400	6,536
ANSS	ANSYS *	300	14,100
AAPL	APPLE COMPUTER *	5,100	165,954

Annual Report - 27

marketocracy funds

ADSX	APPLIED DIGITAL SOLUTIONS *	40,300	98,735
ARBA	ARIBA *	1,300	2,574
ARTG	ART TECHNOLOGY GROUP *	9,735	11,682
ASMI	ASM INTERNATIONAL *	1,600	33,088
AZPN	ASPEN TECHNOLOGY *	28,514	207,012
ATEA	ASTEA INTERNATIONAL *	6,300	55,692
ALOT	ASTRO-MED	2,480	25,172
ATAR	ATARI *	19,800	47,718
ATML	ATMEL CORPORATION *	8,500	50,320
ATTU	ATTUNITY LIMITED *	22,102	55,255
AUO	AU OPTRONICS - ADR	10,775	176,064
AUDC	AUDIOCODES *	800	9,584
VOXX	AUDIOVOX CORPORATION - CL A *	1,100	18,568
ADNW	AUTO DATA NETWORK *	17,800	47,704
AVNX	AVANEX *	1,200	4,668
AV	AVAYA *	5,600	88,424
AWRE	AWARE *	2,500	9,875
ACLS	AXCELIS TECHNOLOGIES *	3,600	44,784
AXO	AXS-ONE *	36,900	105,165
AXTI	AXT *	600	1,176
BHH	B2B INTERNET HOLDERS TRUST *	700	1,841
BTHS	BENTHOS *	3,700	22,973
BVEW	BINDVIEW DEVELOPMENT *	5,000	17,500
BKHM	BOOKHAM - ADR *	1,209	1,161
EPAY	BOTTOMLINE TECHNOLOGIES *	400	4,220
BRCM	BROADCOM - CL A *	3,800	177,726
BVSN	BROADVISION *	7,000	29,414
CCMP	CABOT MICROELECTRONICS *	1,100	33,671
CADA	CAM COMMERCE SOLUTIONS *	3,600	61,704
CAMT	CAMTEK LIMITED *	2,100	11,130
CAPA	CAPTARIS *	900	5,814
CPTV	CAPTIVA SOFTWARE *	5,000	48,450
CACS	CARRIER ACCESS *	400	4,768
CSTL	CASTELLE *	4,300	13,029
CCBL	C-COR.NET *	3,400	34,986
CLS	CELESTICA *	600	11,970
CTLM	CENTILLIUM COMMUNICATIONS *	22,600	86,558
CTRA	CENTRA SOFTWARE *	7,800	17,550
CRNT	CERAGON NETWORKS *	1,400	7,574
CKP	CHECKPOINT SYSTEMS *	800	14,344
CHINA	CHINADOT COM - CL A *	4,600	33,948
IMOS	CHIPMOS TECHNOLOGIES BERMUDA *	1,200	8,364
CIEN	CIENA *	4,100	15,252
CSCO	CISCO SYSTEMS *	5,200	123,240
CDSS	CITADEL SECURITY SOFTWARE *	12,500	38,500
CKCM	CLICK COMMERCE *	1,600	9,040
CMGI	CMGI *	4,100	7,995
CNET	CNET NETWORKS *	300	3,321

28 - Annual Report

Masters 100 Fund

CGNX	COGNEX	400	15,392
CTV	COMMSCOPE *	1,400	30,030
CTCHC	COMMTOUCH SOFTWARE *	9,021	5,413
CPWR	COMPUWARE CORPORATION *	800	5,280
CMTL	COMTECH TELECOMMUNICATIONS *	3,700	83,472
CMVT	COMVERSE TECHNOLOGY *	2,400	47,856
CCRD	CONCORD COMMUNICATIONS *	500	5,705
CNXT	CONEXANT SYSTEMS *	2,822	12,219
CVG	CONVERGYS *	1,800	27,720
CORI	CORILLIAN *	400	2,016
CRIO	CORIO *	700	1,519
GLW	CORNING *	2,700	35,262
CORV	CORVIS CORPORATION *	1,300	1,833
CRAY	CRAY *	1,500	9,930
CSGS	CSG SYSTEMS INTERNATIONAL *	1,500	31,050
CYBS	CYBERSOURCE *	2,333	19,504
CY	CYPRESS SEMICONDUCTOR *	7,100	100,749
DAKT	DAKTRONICS *	1,100	27,445
DRAM	DATARAM *	6,000	55,200
DATA	DATATRAK INTERNATIONAL *	590	7,611
DWCH	DATAWATCH *	15,684	70,578
DGII	DIGI INTERNATIONAL *	4,100	43,952
DOC	DIGITAL ANGEL *	8,800	29,040
DIGI	DIGITAL IMPACT *	1,600	3,040
TBUS	DIGITAL RECORDERS *	4,200	29,106
DIOD	DIODES *	300	7,107
DITC	DITECH COMMUNICATIONS *	2,800	65,352
DVNTF	DIVERSINET *	36,830	51,194
DPAC	DPAC TECHNOLOGIES *	1,600	1,056
DSPG	DSP GROUP *	400	10,896
DSWT	DURASWITCH INDUSTRIES *	27,500	68,706
EAG	EAGLE BROADBAND *	62,100	61,479
ELNK	EARTHLINK *	1,800	18,630
EBKR	EBOOKERS.COM *	500	4,950
ECLG	ECOLLEGE.COM *	2,000	32,000
EDGW	EDGEWATER TECHNOLOGY *	2,500	15,475
EFJI	EFJ *	7,420	65,593
EFD	EFUNDS *	500	8,750
EIDSY	EIDOS PLC SPONSORED - ADR *	3,000	5,850
EGLS	ELECTROGLAS *	3,141	16,804
EDS	ELECTRONIC DATA SYSTEMS	3,900	74,685
EMA	EMAGIN CORPORATION *	11,607	19,500
EMKR	EMCORE CORPORATION *	11,300	36,838
EMIS	EMISPHERE TECHNOLOGIES *	23,100	94,710
ETS	ENTERASYS NETWORKS *	2,600	5,486
EONC	EON COMMUNICATIONS *	33,830	47,362
EPIC	EPICOR SOFTWARE *	4,600	64,630
EPIQ	EPIQ SYSTEMS *	300	4,350

Annual Report - 29

marketocracy funds

PLUS	EPLUS *	18,044	192,169
EQIX	EQUINIX *	800	27,152
ESST	ESS TECHNOLOGY *	4,500	48,195
EEFT	EURONET SERVICES *	1,700	39,321
FCS	FAIRCHILD SEMICONDUCTOR - CL A*	3,000	49,110
FWHT	FINDWHAT.COM *	400	9,256
FORR	FORRESTER RESEARCH *	400	7,460
FSII	FSI INTERNATIONAL *	1,500	11,715
FMDAY	FUTUREMEDIA - ADR*	49,400	59,280
GTW	GATEWAY *	2,500	11,250
GEMP	GEMPLUS INTERNATIONAL *	9,700	41,613
GGNS	GENUS *	6,200	21,204
GRIC	GOREMOTE INTERNET *	10,400	19,136
HQNT	H QUOTIENT	942	923
HLIT	HARMONIC LIGHTWAVES *	300	2,556
HEII	HEI*	22,801	53,354
HPQ	HEWLETT-PACKARD	400	8,440
HYC	HYPERCOM CORPORATION *	4,100	34,645
ITWO	I2 TECHNOLOGIES *	19,100	16,999
IDNX	IDENTIX *	5,700	42,579
IW	IMAGEWARE SYSTEMS *	8,900	24,475
IMGG	IMERGENT *	900	6,282
INET	INET TECHNOLOGIES *	1,100	13,717
IFX	INFINEON TECHNOLOGIES - ADR *	2,500	34,000
INOW	INFONOW CORPORATION *	700	1,470
INSP	INFOSPACE *	9,300	353,772
IUSA	INFOUSA *	400	4,056
IM	INGRAM MICRO - CL A *	1,900	27,493
INOD	INNODATA*	2,600	9,490
INVX	INNOVEX*	15,000	68,550
IFUL	INSIGHTFUL *	500	1,085
ISSI	INTEGRATED SILICON SOLUTIONS *	400	4,884
INTC	INTEL	1,700	46,920
INTD	INTELIDATA TECHNOLOGIES *	3,600	2,376
ITIG	INTELLIGROUP *	22,107	114,514
SYNC	INTELLISYNC *	2,000	5,740
ICPT	INTERCEPT GROUP *	800	13,104
IDCC	INTERDIGITAL *	600	11,286
INLD	INTERLAND *	2,000	5,620
IDWK	INTERNATIONAL DISPLAYWORKS *	14,100	59,925
IGLD	INTERNET GOLD *	1,577	7,712
INPH	INTERPHASE *	2,200	22,594
INTV	INTERVOICE *	3,500	40,145
IWAV	INTERWAVE *	6,485	32,937
IEIB	INTL ELECTRONICS *	4,400	17,732
ITRA	INTRAWARE *	3,400	6,120
IPAS	IPASS *	900	9,531
IPIX	IPIX *	3,300	46,134

30 - Annual Report

Masters 100 Fund

IPI	ISLAND PACIFIC *	31,900	20,735
ITRSA	ITERIS HOLDINGS *	61,600	202,664
ITRI	ITRON *	600	13,764
IVIL	IVILLAGE *	2,400	15,240
SYXI	IXYS *	6,200	48,856
JCOM	J2 GLOBAL COMMUNICATIONS *	3,000	83,400
JCDA	JACADA *	16,700	49,265
JDSU	JDS UNIPHASE *	10,500	39,795
JMAR	JMAR TECHNOLOGIES *	900	1,773
JNPR	JUNIPER NETWORKS *	500	12,285
JUPM	JUPITERMEDIA *	916	12,971
KANA	KANA SOFTWARE *	2,700	6,426
KEYN	KEYNOTE SYSTEMS *	1,300	17,875
KOMG	KOMAG *	1,200	16,764
KLIC	KULICKE & SOFFA INDUSTRIES *	2,400	26,304
LWSN	LAWSON SOFTWARE *	600	4,248
LEXR	LEXAR MEDIA *	6,700	44,756
LTON	LINKTONE - ADR *	2,100	22,995
LPSN	LIVEPERSON *	5,100	15,351
LOJN	LOJACK *	4,300	37,797
LOOK	LOOKSMART *	3,200	6,944
LOUD	LOUDEYE CORPORATION *	21,100	33,317
LU	LUCENT TECHNOLOGIES *	35,410	133,850
MACR	MACROMEDIA *	900	22,095
MVSN	MACROVISION *	1,400	35,042
MAGS	MAGAL SECURITY	18,400	345,736
TMNG	MANAGEMENT NETWORK GROUP *	6,300	15,687
MANH	MANHATTAN ASSOCIATES *	500	15,440
MAPX	MAPICS *	8,500	89,760
MRBA	MARIMBA *	9,700	78,861
MKTW	MARKETWATCH.COM *	319	3,742
MRVL	MARVELL TECHNOLOGY GROUP *	800	21,360
MONE	MATRIXONE *	2,300	15,893
MTSN	MATTSON TECHNOLOGY *	400	4,808
MXO	MAXTOR *	2,100	13,923
MDSI	MDSI MOBILE DATA SOLUTIONS *	15,701	102,057
MKTY	MECHANICAL TECHNOLOGY *	1,900	11,362
WFR	MEMC ELECTRONIC MATERIALS *	1,800	17,784
MRGE	MERGE TECHNOLOGIES *	5,376	78,651
METH	METHODE ELECTRONICS - CL A	2,300	29,831
MU	MICRON TECHNOLOGY *	1,100	16,841
NOIZ	MICRONETICS WIRELESS *	2,100	18,900
MSFT	MICROSOFT	2,000	57,120
MWY	MIDWAY GAMES *	3,200	36,864
MIKR	MIKRON INFRARED *	600	2,616
MNDO	MIND CTI	30,596	143,189
MIPS	MIPS TECHNOLOGIES *	800	4,896
MOBE	MOBILITY ELECTRONICS *	6,400	53,888

Annual Report - 31

marketocracy funds

MOT	MOTOROLA	3,600	65,700
MRVC	MRV COMMUNICATIONS *	9,100	24,934
MNS	MSC.SOFTWARE *	7,100	63,545
FLSH	M-SYSTEMS FLASH DISK PIONEER *	700	10,437
NTE	NAM TAI ELECTRONICS	450	9,684
NNPP	NANO-PROPRIETARY *	900	1,827
QQQ	NASDAQ - 100 TRACKING STOCK	400	15,112
NSDA	NASSDA *	11,000	45,540
NIPNY	NEC - ADR	4,300	30,874
NWRE	NEOWARE SYSTEMS *	2,300	19,021
NTOP	NET2PHONE *	1,100	4,983
NTES	NETEASE.COM - ADR *	700	28,924
NTGR	NETGEAR *	800	8,592
NTPA	NETOPIA *	5,952	39,283
NTST	NETSMART TECHNOLOGIES	4,100	39,442
NENG	NETWORK ENGINES *	20,300	55,216
NWK	NETWORK EQUIPMENT *	1,016	8,291
EGOV	NIC *	448	3,212
NICE	NICE SYSTEMS - ADR *	700	16,764
NIKU	NIKU *	2,400	27,288
NMSS	NMS COMMUNICAITONS *	9,800	72,324
NOK	NOKIA - ADR	10,100	146,854
NT	NORTEL NETWORKS *	3,100	15,469
NVMI	NOVA MEASURING INSTRUMENTS *	11,200	44,240
NGPS	NOVATEL *	1,100	14,399
NOVL	NOVELL *	1,900	15,941
NUAN	NUANCE COMMUNICATIONS *	700	3,192
NVEC	NVE *	1,300	51,935
NVDA	NVIDIA *	1,200	24,600
OVTI	OMNIVISION *	1,100	17,545
ONNN	ON SEMICONDUCTOR CORPORATION *	1,500	7,530
ONT	ON2 TECHNOLOGIES *	11,534	7,958
ORCC	ONLINE RESOURCES *	2,200	14,916
ONXS	ONYX SOFTWARE *	5,900	24,485
OPTV	OPENTV *	900	1,872
OPWV	OPENWAVE SYSTEMS *	5,066	64,338
OPSW	OPSWARE *	1,900	15,048
OBAS	OPTBASE *	4,761	27,185
ORCL	ORACLE *	3,600	42,948
OSIS	OSI SYSTEMS *	2,670	53,213
PACT	PACIFICNET *	400	1,140
PLMO	PALMONE *	1,900	66,063
PSRC	PALMSOURCE *	1,000	17,140
PDYN	PARADYNE NETWORKS *	8,200	45,100
PCTI	PC-TEL *	1,000	11,800
PSFT	PEOPLESOFT *	500	9,250
PKI	PERKINELMER	2,300	46,092
PTEC	PHOENIX TECHNOLOGIES *	15,300	106,947

32 - Annual Report

Masters 100 Fund

PHPG	PHOTONICS PRODUCTS GROUP *	31,200	45,240
PNS	PINACLE DATA SYSTEMS *	1,637	7,285
PCLE	PINNACLE SYSTEMS *	9,600	68,640
PXLW	PIXELWORKS *	900	13,788
TUTR	PLATO LEARNING *	2,600	25,766
PROX	PROXIM - CL A *	22,200	26,285
XING	QIAO XING UNIVERSAL *	5,700	68,115
QLGC	QLOGIC CORPORATION *	2,900	77,111
QSII	QUALITY SYSTEMS *	300	14,727
DSS	QUANTUM *	800	2,480
RADN	RADYNE COMSTREAM *	3,300	26,400
RNDC	RAINDANCE COMMUNICATIONS *	3,700	7,696
RMKR	RAINMAKER SYSTEMS *	1,400	2,912
RMTR	RAMTRON INTERNATNIOAL *	2,003	9,074
RNWK	REALNETWORKS *	1,400	9,576
RHAT	RED HAT *	9,200	211,324
RIMM	RESEARCH IN MOTION *	1,300	88,972
RFIL	RF INDUSTRIES *	2,000	20,220
RFMD	RF MICRO DEVICES *	6,600	49,500
RIMG	RIMAGE *	500	7,505
ROG	ROGERS *	800	55,920
ROXI	ROXIO *	25,200	123,732
SFE	SAFEGUARD SCIENTIFICS *	4,900	11,270
SNDT	SAND TECHNOLOGY - CL A *	2,900	2,755
SNDK	SANDISK *	1,900	41,211
SANM	SANMINA *	2,700	24,570
SAP	SAP AG - ADR	400	16,724
SVVS	SAVVIS COMMUNICATIONS *	57,400	79,212
SCIX	SCITEX CORP *	9,300	57,846
SCOX	SCO GROUP *	2,427	14,198
SNTO	SENTO CORPORATION *	2,700	22,140
SRNA	SERENA SOFTWARE *	1,100	20,999
SWIR	SIERRA WIRELESS *	400	14,812
SGMA	SIGMATRON INTERNATIONAL *	2,200	27,434
SGI	SILICON GRAPHICS *	4,500	9,900
SIMG	SILICON IMAGE *	5,500	72,215
SSTI	SILICON STORAGE TECHNOLOGY *	3,900	40,170
SPIL	SILICONWARE PRECISION - ADR *	8,200	33,292
SINA	SINA *	1,500	49,485
SWKS	SKYWORKS SOLUTIONS *	400	3,492
WINS	SM&A *	3,200	27,680
SOHU	SOHU.COM *	2,800	55,664
SLR	SOLECTRON *	7,400	47,878
SNIC	SONIC SOLUTIONS *	4,400	93,500
SONSE	SONUS NETWORKS *	11,700	55,926
FIBR	SORRENTO NETWORKS *	2,000	6,840
SPEC	SPECTRUM CONTROL *	2,600	20,722
SPLN	SPORTSLINE.COM *	1,300	1,404

Annual Report - 33

marketocracy funds

SPSSE	SPSS *	3,900	70,083
SRSL	SRS LABS *	27,550	151,222
STAK	STAKTEK HOLDINGS *	4,300	22,575
SRT	STARTEK	2,100	75,180
STEL	STELLENT *	916	7,823
STKR	STOCKERYALE *	15,300	31,365
STOR	STORAGE NETWORKS * (a)	24,000	-
SSYS	STRATASYS*	1,900	47,044
SUMT	SUMTOTAL SYSTEMS *	428	2,782
SUNW	SUN MICROSYSTEMS *	23,400	101,556
SCON	SUPERCONDUCTOR TECHNOLOGIES*	19,000	23,370
SPRT	SUPPORTSOFT *	600	5,208
SYNX	SYNERGX SYSTEMS *	3,259	9,158
TSM	TAIWAN SEMICONDUCTOR - ADR	2,253.56	18,727
TALX	TALX	600	14,658
TASR	TASER INTERNATIONAL *	6,000	259,980
TSCC	TECHNOLOGY SOLUTIONS *	23,600	25,488
TCNO	TECNOMATIX TECHNOLOGIES - ADR *	5,000	65,700
TGAL	TEGAL *	54,500	101,370
WRLS	TELULAR *	5,800	41,702
TENF	TENFOLD *	4,000	5,080
TERN	TERAYON COMMUNICATION *	2,700	6,318
TWW	TERREMARK WORLDWIDE *	14,400	12,240
TESS	TESSCO TECHNOLOGIES *	1,900	32,984
TXN	TEXAS INSTRUMENTS	3,500	84,630
TSCM	THE STREET.COM *	600	2,232
TWAV	THERMA-WAVE *	5,600	27,608
KOOL	THERMOGENESIS *	5,500	26,015
TIBX	TIBCO SOFTWARE *	2,400	20,280
TTN	TITAN CORPORATION*	9,400	122,012
TISA	TOP IMAGE SYSTEMS *	39,040	137,811
TSS	TOTAL SYSTEM SERVICES	600	13,140
TRAD	TRADESTATION GROUP *	4,100	29,479
TMTA	TRANSMETA *	4,765	10,435
TRKN	TRIKON TECHNOLOGIES *	28,200	83,472
TQNT	TRIQUINT SEMICONDUCTOR *	5,100	27,846
TTMI	TTM TECHNOLOGIES*	400	4,740
TVIA	TVIA *	48,035	93,668
TYL	TYLER TECHNOLOGIES *	3,100	29,326
ULTR	ULTRADATA SYSTEMS *	57,400	86,100
UTEK	ULTRATECH *	600	9,768
UNFY	UNIFY *	25,500	20,400
UNTD	UNITED ONLINE *	1,400	24,654
UDW	US DATAWORKS *	17,100	26,676
UTSI	UTSTARCOM *	3,200	96,800
VARI	VARIAN *	800	33,720
VRLK	VERILINK *	16,998	67,992
VRSN	VERISIGN *	3,500	69,650

34 - Annual Report

Masters 100 Fund

VRTY	VERITY *	500	6,755
VSNT	VERSANT *	47,923	62,300
VII	VICON INDUSTRIES *	5,400	26,676
VIGN	VIGNETTE CORPORATION *	1,000	1,660
VISG	VIISAGE TECHNOLOGY *	5,011	43,696
VIRL	VIRAGE LOGIC CORPORATION *	600	5,460
VDAT	VISUAL DATA *	21,700	46,438
VTAL	VITAL IMAGES *	25,213	312,641
VWKS	VITALWORKS *	5,800	20,068
VTSS	VITESSE SEMICONDUCTOR *	15,400	75,152
WVCM	WAVECOM - ADR *	2,200	16,434
WEBM	WEBMETHODS *	3,500	29,995
WDC	WESTERN DIGITAL *	11,400	98,724
WEDC	WHITE ELECTRONIC DESIGNS *	500	2,620
WIND	WIND RIVER SYSTEMS *	8,800	103,488
WPCS	WPCS INTERNATIONAL *	96,400	78,084
XLA	XCELERA *	7,400	10,730
XYBR	XYBERNAUT *	2,400	4,008
YHOO	YAHOO! *	520	18,892
YAKC	YAK COMMUNICATIONS USA *	11,450	102,477

MATERIALS - 4.0%			3,116,301
AKS	AK STEEL HOLDING *	5,500	28,985
ARLP	ALLIANCE RESOURCE PARTNERS	2,400	111,936
ALTI	ALTAIR NANOTECHNOLOGIES *	1,589	3,591
ACH	ALUMINUM CORP OF CHINA - ADR	500	27,205
AVD	AMERICAN VANGUARD	400	13,492
AGT	APOLLO GOLD *	8,000	10,880
ACI	ARCH COAL	500	18,295
ASA	ASA - ADR	600	21,654
ATPG	ATP OIL & GAS *	600	4,602
BGO	BEMA GOLD *	2,250	6,120
BHP	BHP BILLITON - ADR	700	12,264
BCC	BOISE CASCADE	600	22,584
CBT	CABOT	700	28,490
CNVX	CANCERVAX *	5,400	41,094
CSK	CHESAPEAKE CORPORATION	700	18,676
SID	CIA SIDERURGICA - ADR	1,800	21,888
RIO	CIA VALE DO RIO DOCE - ADR *	400	19,020
CGR	CLAUDE RESOURCES *	12,000	11,520
CMC	COMMERCIAL METALS COMPANY	700	22,715
CCK	CROWN HOLDINGS *	1,900	18,943
KRY	CRYSTALLEX *	3,290	8,126
CYAN	CYANOTECH *	26,400	36,696
CYT	CYTEC	400	18,180
DFCT	DF CHINA TECHNOLOGY *	36,100	15,523
DROOY	DURBAN ROODEPORT DEEP - ADR *	32,100	81,534
EDEN	EDEN BIOSCIENCE *	14,371	12,215

Annual Report - 35

marketocracy funds

EGO	ELDORADO GOLD *	5,600	14,448
FCX	FREEPORT-MCMORAN COPPER	1,400	46,410
GGB	GERDAU SA - ADR	900	10,908
GFI	GOLD FIELDS - ADR	4,200	44,142
GRZ	GOLD RESERVE - CL A *	4,952	15,054
GG	GOLDCORP	2,624	30,622
GSS	GOLDEN STAR RESOURCES *	9,170	42,549
GBN	GREAT BASIN GOLD *	5,126	6,766
GEF	GREIF BROTHERS CORPORATION	700	29,575
SIM	GRUPO SIMEC - ADR *	46,500	146,010
HMY	HARMONY GOLD MINING - ADR	2,350	24,887
HDWR	HEADWATERS *	2,400	62,232
HL	HELCA MINING *	800	4,560
ICOC	ICO*	5,700	13,110
IMR	IMCO RECYCLING *	3,800	50,236
ISON	ISONICS *	43,100	65,512
IST	ISPAT INTERNATIONAL *	600	8,820
KGC	KINROSS GOLD CORPORATION *	4,100	22,796
LPX	LOUISIANA-PACIFIC	900	21,285
MSB	MESABI TRUST	700	5,495
MTLM	METAL MANAGEMENT *	1,200	23,772
MUSA	METALS USA *	1,384	24,746
MGN	MINES MANAGEMENT *	3,542	14,168
NEU	NEWMARKET *	1,000	21,470
NEM	NEWMONT MINING	2,350	91,086
NIAG	NIAGARA*	2,400	10,944
PAL	NORTH AMERICAN PALLADIUM *	300	2,625
NTO	NORTHERN ORION RESOURCES *	6,300	14,490
NXG	NORTHGATE MINERALS *	16,000	24,800
NG	NOVAGOLD RESOURCES *	32,600	151,590
OTL	OCTEL - ADR	3,700	97,421
ZEUS	OLYMPIC STEEL *	800	16,336
OI	OWENS-ILLINOIS *	1,000	16,760
PMU	PACIFIC RIM MINING *	66,769	44,735
PTV	PACTIV CORPORATION *	400	9,976
PAAS	PAN AMERICAN SILVER *	2,200	28,930
PLP	PHOSPHATE RESOURCES PARTNERS *	2,100	5,544
POL	POLYONE *	1,000	7,440
PKX	POSCO - ADR	1,400	46,914
GOLD	RANDGOLD RESOURCES *	1,300	11,466
RHA	RHODIA - ADR	5,500	7,755
RIC	RICHMONT MINES *	3,700	12,062
RGLD	ROYAL GOLD	1,250	17,713
RT	RYERSON TULL	3,200	50,816
SCHN	SCHNITZER STEEL	1,100	37,356
SA	SEABRIDGE GOLD *	800	2,504
SSRI	SILVER STANDARD RESOURCES *	6,300	77,679
STTX	STEEL TECHNOLOGIES	2,100	46,368

36 - Annual Report

Masters 100 Fund

TKOCF	TASEKO MINES *	3,800	4,028
TIN	TEMPLE INLAND	500	34,625
TRA	TERRA INDUSTRIES *	9,400	52,922
TNH	TERRA NITROGEN COMPANY	1,000	12,000
TPE	TETON PETROLEUM *	8,800	21,560
TXI	TEXAS INDUSTRIES	500	20,585
TORM	TOR MINERALS *	28,800	122,400
TMXN	TRANSMERIDIAN EXPLORATION *	149,900	188,874
USEG	US ENERGY *	50,200	121,484
USU	USEC INCORPORATED	8,100	71,037
VGZ	VISTA GOLD *	9,760	39,040
GRA	W.R. GRACE & COMPANY *	6,000	37,200
WLM	WELLMAN	2,600	21,138
WTZ	WESTERN SILVER *	3,631	24,509
WLB	WESTMORELAND COAL *	500	9,725
WHT	WHEATON RIVER MINERALS *	26,513	74,502
WMC	WMC RESOURCES - ADR	350	4,827
AUY	YAMANA GOLD *	700	1,484
ZOLT	ZOLTEK COMPANIES *	4,930	35,250

TELECOMMUNICATION SERVICES - 4.7%			3,684,850
AMX	AMERICA MOVIL - ADR	4,300	156,391
ATS	APT SATELLITE HOLDINGS - ADR *	10,000	19,500
T	AT&T	9,400	137,522
BCGI	BOSTON COMM. GROUP *	2,100	21,525
CYCL	CENTENNIAL CELLULAR *	8,500	60,775
CHL	CHINA MOBILE - ADR	1,600	24,256
CHU	CHINA UNICOM	2,500	19,750
CHT	CHUNGHWA TELECOM - ADR	600	10,584
CBB	CINCINNATI BELL *	600	2,664
COVD	COVAD COMMUNICATIONS GROUP *	12,600	30,240
CCI	CROWN CASTLE INTERNATIONAL *	500	7,375
DCEL	DOBSON COMMUNICATIONS *	45,200	147,352
GNCMA	GENERAL COMMUNICATION - CL A *	9,900	78,606
GLDN	GOLDEN TELECOM	1,700	47,838
HANA	HANARO TELECOM - ADR *	3,500	8,400
IN	INFONET SERVICES *	7,100	12,425
ITCD	ITC DELTACOM *	5,625	31,331
KPN	KONINKLIJKE - ADR	1,100	8,470
KTC	KT - ADR	1,200	21,648
LVLT	LEVEL 3 COMMUNICATIONS *	8,800	31,240
TVL	LIN TV *	2,900	61,480
MTE	MAHANAGAR TELEPHONE - ADR	2,800	20,300
MCIA	MCI*	7,100	102,453
INFO	METRO ONE TELECOMMUNICATIONS *	6,800	9,996
MICC	MILLICOM INTERNATIONAL CELLULAR *	7,600	166,136
MBT	MOBILE TELESYSTEMS - ADR	1,800	219,600
MPE	MPOWER HOLDING *	8,100	9,558

Annual Report - 37

marketocracy funds

WOLV	NETWOLVES *	9,900	10,890
NWIS	NETWORK INSTALLATION *	500	1,500
NXTL	NEXTEL COMMUNICATIONS*	1,200	31,992
NXTP	NEXTEL PARTNERS - CL A*	7,000	111,440
NTT	NIPPON	1,800	48,312
PRTL	PRIMUS TELECOMMUNICATIONS *	3,400	17,272
Q	QWEST COMMUNICATIONS *	23,700	85,083
RCCC	RURAL CELLULAR - CL A*	29,185	258,871
SKM	SK TELECOM - ADR	500	10,495
SSI	SPECTRASITE *	600	25,932
SPDE	SPEEDUS *	1,300	3,081
FON	SPRINT	900	15,840
STHLY	STET HELLAS TELECOMM - ADR	1,200	20,148
TRO	TELE CENTRO OESTE CELULAR	2,300	21,091
TLK	TELEKOMUNIK INDONESIA - ADR*	7,800	121,290
TIWI	TELESYSTEM INTL WIRELESS *	40,095	392,129
TWSTY	TELEWEST - ADR*	368	1,281
TKC	TURKCELL ILETISIM HIZMET- ADR	2,400	73,680
UNWR	US UNWIRED *	34,000	100,300
VZ	VERIZON COMMUNICATIONS	1,400	50,666
VSL	VIDESH SANCHAR NIGAM	2,900	21,228
VIP	VIMPELCOM - ADR*	2,000	192,900
VOD	VODAFONE GROUP - .ADR	900	19,890
WWCA	WESTERN WIRELESS - CL A*	15,300	442,323
WLSA	WIRELESS AGE COMUNICATIONS*	84,800	127,200
WFII	WIRELESS FACILITIES *	1,100	10,813
WQNI	WORLDQUEST NETWORKS *	600	1,788

UTILITIES - 2.4%			1,889,269
AES	AES *	7,300	72,489
AYE	ALLEGHENY ENERGY *	1,600	24,656
LNT	ALLIANT ENERGY	1,900	49,552
ILA	AQUILA *	15,800	56,248
AVA	AVISTA	1,600	29,472
CPN	CALPINE CORPORATION*	46,100	199,152
CNP	CENTERPOINT ENERGY	10,100	116,150
CV	CENTRAL VERMONT PUBLIC SERVICES 400	400	8,196
ELP	CIA PARANAENSE ENERGY - ADR	11,200	36,288
SBS	CIA SANEAMENTO BASICO DE - ADR 2,100	2,100	22,953
CMS	CMS ENERGY CORPORATION*	34,400	314,072
CEG	CONSTELLATION ENERGY GROUP	400	15,160
DUK	DUKE ENERGY	1,600	32,464
DYN	DYNEGY *	32,300	137,598
EIX	EDISON INTERNATIONAL	700	17,899
EP	EL PASO CORPORATION	6,400	50,432
ETR	ENTERGY	400	22,404
EXC	EXELON CORPORATION	1,200	39,948
NRGY	INERGY	1,100	26,422

38 - Annual Report

Masters 100 Fund

KEP	KOREA ELEC POWER - ADR	5,000	45,800
NUI	NUI	1,000	14,600
PGN	PROGRESS ENERGY	700	30,835
STR	QUESTAR	800	30,912
RRI	RELIANT ENERGY *	5,400	58,482
SPI	SCOTTISH POWER - ADR	800	23,608
SEN	SEMCO ENERGY	4,000	23,280
SRE	SEMPRA ENERGY	400	13,772
SRP	SIERRA PACIFIC RESOURCES*	3,000	23,130
SO	SOUTHERN	1,300	37,895
TE	TECO ENERGY	5,100	61,149
TRP	TRANSCANADA	700	13,846
WMB	WILLIAMS	19,500	232,050
XEL	XCEL ENERGY	500	8,355

CASH EQUIVALENTS - 7.4%			5,859,797
	HIGHMARK U.S. TREASURY MONEY MARKET	2,929,898	2,929,898
	HIGHMARK DIVERSIFIED MONEY MARKET	2,929,899	2,929,899
	(Cost $5,859,797)

TOTAL INVESTMENT SECURITIES - 99.2%			78,357,100
	(Cost $74,218,346)

ASSETS LESS OTHER LIABILITIES - 0.8%			643,453
			0000
NET ASSETS - 100.0%			$79,000,553

* Non-income producing
(a) Securities considered fair valued under guidelines established by the Board of Trustees. As of June 30,2004, the fair value of these investments under is $5,389 or 0.0% of total net assets.

ADR - American Depositary Receipt
CL - Class

See accompanying notes to the financial statements.

Annual Report - 39

marketocracy funds

Statement of Assets and Liabilities
June 30, 2004

ASSETS
Investment securities:	$74,218,346
At acquisition cost	$78,357,100
At market value (Note 2)
Cash	4,228
Interest and dividends receivable	36,898
Receivable for portfolio investments sold	2,669,873
Receivable for capital shares sold	268,486
TOTAL ASSETS	81,336,585

LIABILITIES
Payable for portfolio investments purchased	1,934,541
Payable for capital shares redeemed	275,015
Accrued expenses and other liabilities	126,476
TOTAL LIABILITIES	2,336,032

NET ASSETS	$79,000,553

Net assets consist of:
Paid in capital	$77,268,721
Accumulated net realized loss from security transactions	(2,406,922)
Net unrealized appreciation of investments	4,138,754
Net assets	$79,000,553

Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	6,323,133

Net asset value, offering price and redemption
price per share (Note 2)	$12.49

See accompanying notes to the financial statements.

40 - Annual Report

Masters 100 Fund

Statement of Operations
Year Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of withholding tax $9,146)	$381,161
Interest	67,266
Other Income	3,941
TOTAL INVESTMENT INCOME	452,368

EXPENSES
Investment advisory fees (Note 4)	985,920
Administrative fees (Note 4)	295,776
TOTAL EXPENSES	1,281,696

NET INVESTMENT LOSS	(829,328)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from transactions	6,825,198

Net change in unrealized appreciation of investments	(661,642)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,163,556

NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,334,228

See accompanying notes to the financial statements.

Annual Report - 41

marketocracy funds

Statements of Changes in Net Assets
For the Years Ended June 30, 2004 and June 30, 2003

	Year	Year
	Ended	Ended
	6/30/04	6/30/03
FROM OPERATIONS:
Net investment loss	$(829,328)	$(49,600)
Net realized gain (loss) from investments sold	6,825,198	(10,356,209
Net change in unrealized appreciation
(depreciation) on investments	(661,642)	14,045,164
Net increase in net assets resulting from operations	5,334,228	3,639,355

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	-
From realized gains	(4,184,498)	(8,060)
Decrease in net assets from distributions to shareholders	(4,184,498)	(8,060)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	66,455,999	22,445,998
Net asset value of shares issued to shareholders
in reinvestment of distributions	3,937,807	7,967
Payments of shares redeemed	(24,620,066)	(10,368,206)
Shares issued in connection with the acquisition
of Medical Specialists Fund assets -	-	8,904,300
Net increase in net assets from capital share transactions	45,773,740	20,990,059

TOTAL INCREASE IN NET ASSETS	46,923,470	24,621,354

NET ASSETS:
Beginning of year	32,077,083	7,455,729
End of year	$79,000,553	$32,077,083

Capital Share Activity
Shares sold	5,021,415	2,308,426
Shares issued in reinvestment of distributions to
shareholders	305,968	826
Shares redeemed	(1,906,320)	(1,068,573)
Shares issued in connection with the acquisition of
Medical Specialists Fund	-	960,038
Net increase in shares outstanding	3,421,063	2,200,717
Shares outstanding, beginning of year	2,902,070	701,353
Shares outstanding, end of year	6,323,133	2,902,070

See accompanying notes to the financial statements.

42 - Annual Report

Masters 100 Fund

Financial Highlights
Selected Per Share Data and Ratios For a Share of Capital Stock
Outstanding Throughout Each Period

	Year	Year	Period
	Ended	Ended	Ended
	6/30/04	6/30/03	6/30/2002 (a)

Net asset value at beginning of period	$11.05	$10.63	$10.00

Income from Investment Operations:
Net investment loss	(0.13)	(0.02)	(0.02)
Net realized and unrealized gain on
investments	2.47	0.45	0.65
Total from investment operations	2.34	0.43	0.63

Less distributions from:
Realized gains	(0.90)	(0.01)	-
Total distributions	(0.90)	(0.01)	-

Net asset value at end of period	$12.49	$11.05	$10.63

Total Return	20.92%	4.00%	6.30% (b)

Net assets at end of period (millions)	$79.0	$32.1	$7.5

Ratio of expenses to average net assets:	1.95%	1.95%	1.95% (c)
Ratio of net investment loss to average net assets:	(1.26)%	(0.27)%	(0.63)% (c)
Portfolio turnover rate	504%	368%	141% (b)

(a) Represents the period from the commencement of operations (November 5, 2001) through June 30, 2002
(b) Not annualized
(c) Annualized

See accompanying notes to the financial statements.

Annual Report - 43

marketocracy funds

NOTES TO THE FINANCIAL STATEMENTS
- June 30, 2004

1. Organization

Marketocracy Masters 100 Fund (the "Fund") is a series of Marketocracy Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware trust on July 14, 1999. The Fund commenced operations on November 5, 2001. The objective of the Fund is capital appreciation. In seeking capital appreciation, the Fund invests primarily in common stocks of U.S. and foreign companies of any size, seeking to outperform the Standard & Poors Composite Stock Price Index (the "S&P 500 Index").

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation
Securities that are listed on the United States stock exchanges or the Nasdaq Stock Market are valued at the last sale price on the day the securities are valued or, if there has been no sale on that day, at their closing or most recent bid price. Quotations are taken from the market in which the security is primarily traded. Over-the-counter securities are valued at their current bid price. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust.

Share Valuation
The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated expenses), by the total number of shares outstanding of the Fund, rounded to the nearest cent. The offering and redemption price per share of the Fund is equal to the net asset value per share.

Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Federal Income Taxes
The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for

44 - Annual Report

Masters 100 Fund

federal income taxes or excise taxes has been made.

In order to avoid imposition of the federal excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of June 30, 2004, the Fund had no post-October losses. At June 30, 2004, the Fund has an estimated capital loss carryforward of $2,484,300 from another mutual fund (Marketocracy Medical Specialists Fund), with whom the Fund reorganized on February 28, 2003, which is limited to approximately $414,050 each year through 2010 and expires in 2010.

Other
Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Reclassifications are made within the net asset accounts for amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

Reclassification of Capital Accounts
The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended June 30, 2004, the Fund decreased accumulated net realized loss on investments by $826,439, increased accumulated net investment loss by $829,328 and increased paid-in capital by $2,889.

3. Investment Transactions

The Fund’s aggregate purchases and sales of securities (excluding short-term investments) for the year ended June 30, 2004 are summarized below:

Masters 100 Fund
Purchases	$325,773,955
Sales	$288,354,847

There were no purchases or sales of long-term U.S. Government securities.

At June 30, 2004, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Masters 100 Fund

Unrealized appreciation	$5,816,746
Unrealized depreciation	$(6,511,159)
Net unrealized depreciation on investments	$(694,413)

At June 30, 2004, the cost of investments for federal income tax purposes was $79,051,513. The difference between federal tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and

Annual Report - 45

marketocracy funds

accounting principles generally accepted in the United States of America.

4. Investment Advisory and Administration Agreements

Advisory Fees - The investment adviser for the Fund is Marketocracy Capital Management LLC ("MCM" or the "Adviser"). The Fund’s investments are managed by the Adviser pursuant to the terms of the Investment Advisory and Management Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser regularly provides the Fund with investment research, advice, management and supervision and furnishes a continuous investment program for the Fund’s portfolio, subject to the supervision of the Trust’s Board of Trustees. The Adviser is responsible for (1) the compensation of any of the Trust’s Trustees, officers and employees who are "interested persons" of the Adviser, (2) compensation of the Adviser’s personnel and payment of other expenses in connection with the provision of portfolio management services under the Advisory Agreement, and (3) expenses of printing and distributing the Fund’s Prospectus and sales and advertising materials to prospective investors.

For the services provided by the Adviser under the Advisory Agreement, the Adviser receives from the Fund management fees, computed and accrued daily and paid monthly, equal to 1.50% per annum of the Fund’s average daily net assets. The Advisory Agreement requires the Adviser to waive its management fees and, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund’s total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion, (excluding certain expenses of holding or carrying the Fund’s securities).

Administration Fees - The Trust has entered into a separate contract with MCM wherein MCM is responsible for providing administrative and supervisory services to the Fund (the "Administration Agreement"). Under the Administration Agreement, MCM oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. MCM also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records, which are to be maintained pursuant to the 1940 Act.

Under the Administration Agreement, MCM is responsible for the equipment, staff, office space and facilities necessary to perform its obligations thereunder. MCM has also assumed responsibility for payment of all of the Fund’s operating expenses except for brokerage, commission and other investment-related expenses and any extraordinary and nonrecurring expenses.

For the services rendered by MCM under the Administration Agreement, MCM receives a fee at the annual rate of 0.45% of the respective Fund’s average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion, (excluding certain expenses of holding or carrying the Fund’s securities).

MCM has retained U.S. Bancorp Fund Services, LLC (the "Transfer Agent") to serve as the Fund’s transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Fund, and to assist MCM in providing executive, administrative and regulatory services to the Fund. MCM (not the Fund) pays the Transfer Agent’s fees for these services.

46 - Annual Report

Masters 100 Fund

5. Distributions to Shareholders

On December 4, 2003, a capital gain distribution of $0.90 per share was declared for the Fund. The distribution was paid to shareholders of record on December 3, 2003.

The tax character of the distributions paid for the fiscal years ended 2003 and 2004 were as follows:

Distributions paid from:	2004	2003
Ordinary Income	$4,184,498	$8,060
Long-Term Capital Gain	-	-
	$4,184,498	$8,060

At June 30, 2004 the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$2,673,315
Undistributed realized gains	$2,237,230
Capital loss carryforward (see note 2)	(2,484,300)
Unrealized depreciation	(694,413)
$1,731,832

6. Acquisition of Marketocracy Medical Specialists Fund

On February 28, 2003, the Fund acquired all the net assets of Marketocracy Medical Specialists Fund (the "MS Fund") pursuant to a plan of reorganization approved by the MS Fund shareholders on February 17, 2003. The acquisition was accomplished by a tax-free exchange of 960,038 shares of the Fund (valued at $8,904,300) for the assets (subject to the liabilities) of the MS Fund on February 28, 2003. The MS Fund’s net assets at that date, $8,904,300, including $9,281,016 of unrealized depreciation and $4,913,433 in accumulated net realized losses, were combined with those of the Fund. The aggregate net assets of the Fund and of the MS Fund immediately before the acquisition were $15,860,875 and $8,904,300, respectively.

The following table illustrates the specifics of the reorganization:

Acquired Fund	Acquiring Fund	Acquired Fund’s Net Assets	Shares Issued to Shareholders of Acquired Fund	Acquiring Fund Net Assets	Combined Net Assets	Tax Status of Exchange
MS Fund	the Fund	$8,904,300	960,038	15,860,875	24,765,175	Non-taxable

Annual Report - 47

marketocracy funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Marketocracy Funds
San Mateo, California

We have audited the accompanying statements of assets and liabilities of The Masters 100 Fund, a series of shares of Marketocracy Funds, including the schedule of investments, as of June 30, 2004, the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended and the financial highlights for the period November 5, 2001 through June 30, 2002. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Masters 100 Fund as of June 30, 2004, the results of its operations for the year then ended, the changes in net assets and financial highlights for each of the two years in the period then ended, and the financial highlights for the period November 5, 2001through June 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
August 3, 2004

48 - Annual Report

Masters 100 Fund

Proxy Voting
Information regarding how the Fund voted proxies relating to portfolio securities of the Fund during the 12-month period ended June 30 will be available beginning no later than August 31, 2004, through the Fund’s website at http://funds.marketocracy.com and on the Securities and Exchange
Commission’s website at http://www.sec.gov.

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities of the Fund are available on the Fund’s website at http://funds.marketocracy.com and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Annual Report - 49

marketocracy funds

Trustees and Officers (Unaudited)

Information About Trustees
The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Trust’s Statement of Additional Information includes additional information about the Fund’s Trustees and officers and is available, without charge, upon request by calling 1(888) 884-8482.

Independent Trustees

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served
Arthur L. Roth 26888 Almaden Court Los Altos, CA 94022 Age: 79	Chairman and Trustee	Indefinite Term Since December 1999
William J. Scilacci 26888 Almaden Court Los Altos, CA 94022 Age: 80	Trustee	Indefinite Term Since December 1999

Interested Trustees and Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served

Kendrick W. Kam 26888 Almaden Court Los Altos, CA 94022 Age: 44	Trustee, President and Treasurer	Indefinite Term Since December 1999

Stuart R. Brunet 26888 Almaden Court Los Altos, CA 94022 Age: 42	Vice President	Indefinite Term Since February 2001

Elaine E. Richards 615 East Michigan Street Milwaukee, WI 53202 Age: 36	Secretary	Indefinite Term Since December 1999

James R. Matel 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Assistant Secretary	Indefinite Term Since December 1999

50 - Annual Report

Masters 100 Fund

Independent Trustees

Principal Occupation(s) During Past Five Years	No. of Funds in Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee

Retired. Principal, Arthur L Roth & Company Management Consultation (1979-1991)	1	Not Applicable

Retired. President, Bank of Santa Clara (1982-1993)	1	Director, Bank of Santa Clara (1973-2000)

Interested Trustees and Officers

Principal Occupation(s) During Past Five Years	No. of Funds in Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee

CEO, Marketocracy, Inc. (1999-Present); Vice President, Marketocracy Capital Management LCC (2001-Present); President, Marketocracy Capital Management LCC (2000-2001); President, Ingenuity Capital Management LLC (1999-Present); President, Interactive Research Advisers, Inc. and co-portfolio manager (1993-1999)	1	Not Applicable

President, Marketocracy Capital Management LLC (2001-Present); Vice President of Operation, Ingenuity Capital Management, LLC (2000-Present); Sales Trader, Preferred Capital Markets (1993- 2000)	1	Not Applicable

Vice President and Legal Compliance Administrator, U.S. Bancorp Fund Services, LLC (1998-Present); Associate Attorney, Reinhart, Boernet, Van Deuren, Norris & Rieselbach, S.C. (1995-1998)	1	Not Applicable

Assistant Vice President and Legal Compliance Administrator, U.S. Bancorp Fund Services, LLC (1998 - Present)	1	Not Applicable

Annual Report - 51

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52 - Annual Report

Masters 100 Fund

This Page Is Intentionally Blank

Annual Report - 53

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This Page Is Intentionally Blank

54 - Annual Report

Masters 100 Fund

This report and the financial statements contained in it are provided for the general information of the shareholders of the Marketoc-racy Funds. To obtain a prospectus containing more complete information about the Funds, including fees and expenses, please call us at 888.884.8482, or visit funds.marketocracy.com.

Please read it carefully before you invest or send money.

Date of first use: 8-27-04

marketocracy funds

Investment Adviser/Administrator
Marketocracy Capital Management LLC
1200 Park Place, Suite 100
San Mateo, CA 94403

Transfer Agent/Sub-Administrator
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(Toll-Free) 1-(888) 884-8482

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its Audit Committee. At this time, the Registrant believes that the experience provided by each member of the Audit Committee together offers the registrant adequate oversight for the Registrant’s level of financial complexity. The Registrant’s portfolio consists primarily of liquid securities traded on domestic exchanges or in the over-the-counter market.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	06/30/2004	06/30/2003
Audit Fees	$13,000.00	$20,000.00
Audit-Related Fees	-	-
Tax Fees	$2,000.00	$4,000.00
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	06/30/2004	06/30/2003
Registrant	-	-
Registrant’s Investment Adviser	$12,500.00	$12,575

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

No change

Item 10. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Marketocracy Funds

By (Signature and Title)* /s/ Kendrick W. Kam
            Kendrick W. Kam, President and Treasurer

Date  August 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kendrick W. Kam
            Kendrick W. Kam, President and Treasurer

Date  August 30, 2004

* Print the name and title of each signing officer under his or her signature.